PUTNAM HARTFORD INHERITANCE MANAGER
VARIABLE LIFE
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
SEPARATE ACCOUNT FIVE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: 1-800-231-5453                                     [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Putnam Hartford Inheritance Manager Variable Life. Please read it carefully.

Putnam Hartford Inheritance Manager Variable Life is a modified single premium variable life insurance policy. It is:

x Modified single premium, because you make one single premium payment, and under certain limited circumstances, you may make additional premium payments.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------

At purchase, you allocate your payments to "Sub-Accounts" or subdivisions of our Separate Account, an account that keeps your life insurance policy assets separate from our company assets. These Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same fund managers as retail mutual funds. This life insurance policy offers you funds with investment strategies ranging from conservative to aggressive and you may pick those funds that meet your investment style.

The following Sub-Accounts are available under the Policy:


                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  Putnam Asia Pacific Growth Sub-Account                      Class IA of Putnam VT Asia Pacific Growth Fund of
                                                              Putnam Variable Trust
  Putnam Diversified Income Sub-Account                       Class IA of Putnam VT Diversified Income Fund of
                                                              Putnam Variable Trust
  Putnam The George Putnam Fund of Boston Sub-Account         Class IA of Putnam VT The George Putnam Fund of
                                                              Boston of Putnam Variable Trust
  Putnam Global Asset Allocation Sub-Account                  Class IA of Putnam VT Global Asset Allocation Fund
                                                              of Putnam Variable Trust
  Putnam Global Growth Sub-Account                            Class IA of Putnam VT Global Growth Fund of Putnam
                                                              Variable Trust
  Putnam Growth and Income Sub-Account                        Class IA of Putnam VT Growth and Income Fund of
                                                              Putnam Variable Trust
  Putnam Health Sciences Sub-Account                          Class IA of Putnam VT Health Sciences Fund of
                                                              Putnam Variable Trust
  Putnam High Yield Sub-Account                               Class IA of Putnam VT High Yield Fund of Putnam
                                                              Variable Trust
  Putnam Income Sub-Account (formerly Putnam U.S. Government  Class IA of Putnam VT Income Fund (formerly Putnam
  and High Quality Bond Sub-Account)                          VT U.S. Government and High Quality Bond Fund) of
                                                              Putnam Variable Trust
  Putnam International Growth Sub-Account                     Class IA of Putnam VT International Growth Fund of
                                                              Putnam Variable Trust
  Putnam International Growth and Income Sub-Account          Class IA of Putnam VT International Growth and
                                                              Income Fund of Putnam Variable Trust


                         SUB-ACCOUNT                                         PURCHASES SHARES OF:
  Putnam International New Opportunities Sub-Account          Class IA of Putnam VT International New
                                                              Opportunities Fund of Putnam Variable Trust
  Putnam Investors Sub-Account                                Class IA of Putnam VT Investors Fund of Putnam
                                                              Variable Trust
  Putnam Money Market Sub-Account                             Class IA of Putnam VT Money Market Fund of Putnam
                                                              Variable Trust
  Putnam New Opportunities Sub-Account                        Class IA of Putnam VT New Opportunities Fund of
                                                              Putnam Variable Trust
  Putnam New Value Sub-Account                                Class IA of Putnam VT New Value Fund of Putnam
                                                              Variable Trust
  Putnam OTC & Emerging Growth Sub-Account                    Class IA of Putnam VT OTC & Emerging Growth Fund
                                                              of Putnam Variable Trust
  Putnam Research Sub-Account                                 Class IA of Putnam VT Research Fund of Putnam
                                                              Variable Trust
  Putnam Small Cap Value Sub-Account                          Class IA of Putnam VT Small Cap Value Fund of
                                                              Putnam Variable Trust
  Putnam Utilities Growth and Income Sub-Account              Class IA of Putnam VT Utilities Growth and Income
                                                              Fund of Putnam Variable Trust
  Putnam Vista Sub-Account                                    Class IA of Putnam VT Vista Fund of Putnam
                                                              Variable Trust
  Putnam Voyager Sub-Account                                  Class IA of Putnam VT Voyager Fund of Putnam
                                                              Variable Trust

If you decide to buy this life insurance policy, you should keep this prospectus for your records. Although we file the Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission ("SEC") does these things may be guilty of a criminal offense.

You can call us at 1-800-231-5453 to ask us questions, or to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings, including this prospectus, are also available to the public at the SEC's web site at http://www.sec.gov.

This life insurance policy IS NOT:

 -  a bank deposit or obligation

 -  federally insured

 -  endorsed by any bank or governmental agency

 -  available for sale in all states
--------------------------------------------------------------------------------
PROSPECTUS DATED: MAY 3, 1999
REVISED DATED: OCTOBER 18, 1999

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                              PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
FEE TABLE                                                         5
----------------------------------------------------------------------
ABOUT US                                                          7
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                     7
----------------------------------------------------------------------
  Separate Account Five                                           7
----------------------------------------------------------------------
  The Funds                                                       7
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                            9
----------------------------------------------------------------------
YOUR POLICY                                                      11
----------------------------------------------------------------------
  Policy Rights                                                  11
----------------------------------------------------------------------
  Policy Limitations                                             11
----------------------------------------------------------------------
  Changes to Policy or Separate Account                          12
----------------------------------------------------------------------
PREMIUMS                                                         12
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 14
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              15
----------------------------------------------------------------------
LOANS                                                            16
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          16
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       17
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                19
----------------------------------------------------------------------
OTHER MATTERS                                                    20
----------------------------------------------------------------------
  Legal Matters                                                  20
----------------------------------------------------------------------
  Year 2000                                                      20
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        22
----------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose your premium payment, settlement options and investment options.

RIGHT TO EXAMINE -- For a limited time, usually 10 days after you receive your life insurance policy, you may cancel it without paying a surrender charge. A longer period maybe provided in certain states.

CASH VALUES -- Your policy has a cash value. The value of your policy will fluctuate with the performance of the underlying funds.

DEATH BENEFIT -- You designate a beneficiary who will receive the Death Benefit if you die while the policy is in force. The policy pays a minimum Death Benefit, called the "Face Amount." The actual Death Benefit may be larger than the Face Amount if the underlying funds of the policy perform well.

INVESTMENT OPTIONS -- Your policy offers a choice of investment options. You may transfer money among your investment options, subject to the restrictions described in this prospectus and the funds' prospectuses.

SURRENDERS -- At any time, you may surrender all or part of your policy. Each year you may surrender the greater of up to 10% of your premium payments or 100% of your Account Value minus premiums paid without being charged a surrender charge. (See "Risks of Your Policy" below)

LOANS -- You can take a loan on the policy. Your policy provides for two types of cash loans. Your policy secures the loans. Loans may not exceed 90% of the policy's cash value.

SETTLEMENT OPTIONS -- You may choose to receive surrender or death benefit proceeds over a period of time by using one of our settlement options.

WHAT DOES YOUR PREMIUM PAYMENT PAY FOR?

Your premium payment pays for insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales charges, premium taxes and administrative fees.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of its underlying funds. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need your premium payment in a short time.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes so low that it cannot support the policy's monthly charges and fees. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

LOANS -- Taking a loan from your policy may increase the risk that your policy will terminate, may have a permanent effect on the policy's Account Value, and may reduce the death benefit proceeds.

SURRENDER AND PARTIAL SURRENDERS -- You may have to pay tax on the money you take out and, if you take money out before you are 59 1/2 you may have to pay a federal income tax penalty.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and to limit the number and frequency of transfers among your investment options.

ADVERSE TAX CONSEQUENCES -- Under current tax law, your Beneficiaries will receive the Death Benefit free of federal income tax. However, you may be required to pay federal income tax if you receive any loans, surrenders or other amounts from the policy, and you may also be subject to a 10% federal income penalty tax if you take money out prior to age 59 1/2.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

FEE TABLE

The following tables describes the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you surrender the policy.

SURRENDER FEES

       CHARGE            WHEN CHARGE IS DEDUCTED              AMOUNT DEDUCTED           POLICIES FROM WHICH CHARGE IS DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
Surrender Charges     When you fully or partially     A percentage of the amount        All, if the surrender is subject to a
                      surrender your policy.          surrendered, not to exceed the    charge.
                                                      premium payments, depending on
                                                      the Policy Year, in which the
                                                      premium payment was made.
                                                      The percentage is as follows:
                                                      Policy Year      Percentage
                                                            --              -----
                                                             1               7.5%
                                                             2               7.5%
                                                             3               7.5%
                                                             4                 6%
                                                             5                 6%
                                                             6                 4%
                                                             7                 4%
                                                             8                 2%
                                                             9                 2%
                                                        10+                    0%
------------------------------------------------------------------------------------------------------------------------------
Unamortized Tax       Upon surrender or partial       A percentage of the Account       Only policies which elect Option 1.
Charge                surrender of the policy.        Value depending on the Policy
                                                      Year the surrender takes place.
                                                      The percentage is as follows:
                                                      Policy Year      Percentage
                                                            --              -----
                                                             1              2.25%
                                                             2              2.00%
                                                             3              1.75%
                                                             4              1.50%
                                                             5              1.25%
                                                             6              1.00%
                                                             7              0.75%
                                                             8              0.50%
                                                             9              0.25%
                                                        10+                 0.00%

The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

       CHARGE            WHEN CHARGE IS DEDUCTED             AMOUNT DEDUCTED          POLICIES FROM WHICH CHARGE IS DEDUCTED
----------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                        Individualized depending on                    All
Charges                                               age, sex and other factors.
----------------------------------------------------------------------------------------------------------------------------
Mortality and         Monthly.                        - Under Option 1: .90%                         All
Expense Risk Charge                                   (annualized) of Sub-Account
                                                        Value in Policy Years 1-10
                                                        and .50% (annualized) for
                                                        Policy Years 11 and beyond
                                                      - Under Option 2: .65%
                                                      (annualized) of Sub-Account
                                                        Value in Policy Years 1-10
                                                        and .50% (annualized) for
                                                        Policy Years 11 and beyond
----------------------------------------------------------------------------------------------------------------------------
Tax Expense Charge    Under Option 1: Monthly.        - Under Option 1: .40%                         All
                                                      (annualized) of Account Value
                                                        for Policy Years 1-10

                      Under Option 2: Receipt of      - Under Option 2: 4% of each
                      Premium Payment.                premium payment in all Policy
                                                        Years
----------------------------------------------------------------------------------------------------------------------------
Annual Maintenance    On Policy Anniversary Date or               $30.00              Only policies with an Account Value of
Fee                   upon surrender of the policy.                                   less than $50,000 on the Policy
                                                                                      Anniversary Date or date of surrender.
----------------------------------------------------------------------------------------------------------------------------
Administrative        Monthly.                        .40% (annualized) of                           All
Charge                                                Sub-Account Value

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the policy. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

ANNUAL FUND OPERATING EXPENSES

       CHARGE            WHEN CHARGE IS DEDUCTED       AMOUNT DEDUCTED (ANNUALIZED)   POLICIES FROM WHICH CHARGE IS DEDUCTED
----------------------------------------------------------------------------------------------------------------------------
Management Fees       Daily net asset values of a            0.450% - 1.200%          All policies, but deductions only from
                      Fund reflect Management Fees                                    underlying Funds selected by you.
                      already deducted from assets
                      of the Fund.
----------------------------------------------------------------------------------------------------------------------------
Other Expenses        Daily net asset values of a            0.040% - 0.590%          All policies, but deductions only from
                      Fund reflect Other Expenses                                     underlying Funds selected by you.
                      already deducted from the
                      assets of the Fund.
----------------------------------------------------------------------------------------------------------------------------
Total Fund Annual     Daily net asset values of a            0.500% - 1.620%          All policies, but deductions only from
Expenses              Fund reflect Total Fund Annual                                  underlying Funds selected by you.
                      Operating Expenses already
                      deducted from assets of the
                      Fund.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                      EFFECTIVE DATE
   RATING AGENCY        OF RATING       RATING         BASIS OF RATING
----------------------------------------------------------------------------
A.M. Best and
Company, Inc.              1/1/99         A+      Financial performance
----------------------------------------------------------------------------
Standard & Poor's          6/1/98        AA       Insurer financial strength
----------------------------------------------------------------------------
Duff & Phelps            12/21/98      AA+        Claims paying ability
----------------------------------------------------------------------------

SEPARATE ACCOUNT FIVE

The Sub-Accounts are subdivisions of our separate account, called Separate Account Five. The Separate Account was established to keep your life insurance policy assets separate from our company assets. The investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and the benefit of other policy owners and may not be used for any other liability of Hartford. Separate Account Five was established on August 17, 1994 under the laws of Connecticut.

THE FUNDS

The Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, Inc. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectus for the Funds, and the Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

PUTNAM VT ASIA PACIFIC GROWTH FUND -- Seeks capital appreciation by investing primarily in securities of companies located in Asia and in the Pacific Basin. The fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks.

PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government and Investment Grade Sector, a High Yield Sector (which invests primarily in securities commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high yield securities described in the Fund prospectus.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which will produce both capital growth and current income.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities, and international fixed income securities.

PUTNAM VT GLOBAL GROWTH FUND -- Seeks capital appreciation through a globally diversified portfolio of common stocks.

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.

PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation by investing primarily in common stocks and other securities of companies in the health sciences industries.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities, constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. See the special considerations for investments in high yield securities described in the Fund prospectus.

PUTNAM VT INCOME FUND (FORMERLY PUTNAM U.S. GOVERNMENT AND HIGH QUALITY BOND
FUND) -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The Fund will normally invest mostly in bonds and other debt securities, and, to a lesser degree, in preferred stocks.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

PUTNAM VT INTERNATIONAL GROWTH FUND -- Seeks capital appreciation by investing primarily in equity securities of companies located in a country other than the United States.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth, and a secondary objective of high current income by investing primarily in common stocks that Putnam Management believes offer potential for capital growth and may, when consistent with its investment objectives, invest in common stocks that Putnam Management believes offer potential for current income. Under normal market conditions, the fund expects to invest substantially all of its assets in securities principally traded on markets outside the United States.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long term capital appreciation by investing in companies that have above-average growth prospects due to the fundamental growth of their market sector. Under normal market conditions, the fund expects to invest substantially all of its total assets, other than cash or short-term investments held pending investment, in common stocks, preferred stocks, convertible preferred stocks, convertible bonds and other equity securities principally traded in securities markets outside the United States.

PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth by investing primarily in common stocks that Putnam Management believes afford the best opportunity for capital growth over the long term.

PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high-quality money market instruments.

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.

PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation by investing primarily in common stocks that Putnam Management believes are undervalued at the time of purchase and have the potential for long-term capital appreciation.

PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation by investing primarily in common stocks that Putnam Management believes have potential for capital appreciation significantly greater than that of market averages.

PUTNAM VT RESEARCH FUND -- Seeks capital appreciation. The fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

PUTNAM VT SMALL CAP VALUE FUND -- Seeks capital appreciation. The Fund will generally invest in value stocks, which stocks are those that Putnam Management believes are currently undervalued compared to their true worth.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.

PUTNAM VT VISTA FUND -- Seeks capital appreciation by investing in a diversified portfolio of common stocks which Putnam Management believes have the potential for above-average capital appreciation.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.

The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your policy may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your policy.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

- Arrange for the handling and tallying of proxies received from policy owners.

- Vote all Fund shares attributable to your policy according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your policy may be voted. After we begin to make annuity payouts to you, the number of votes you have will decrease.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

The deductions or charges associated with this policy are subtracted, depending on the type of deduction or charge, from premium payments as they are made, upon surrender or partial surrender of the policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").

Deductions are taken from premium payments before allocations to the Sub-Accounts are made.

Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a policy.

Each Deduction Amount will be subtracted pro rata from each Sub-Account so that the proportion of Account Value of the policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the policy may lapse. See "Lapse and Reinstatement".

The deductions and charges associated with your policy are listed below.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO) Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the Insured's substandard rating. Unisex rates may be required in some states.

Your Coverage Amount is first set on the date we issue your policy and then on each Monthly Activity Date. The Coverage Amount is the Face Amount minus the Account Value. There is a Minimum Coverage Amount. It is a stated percentage of the Account Value of the policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.

EXAMPLE:
Face Amount = $100,000
Account Value on the Monthly Activity Date = $70,000
Insured's attained age = 60
Minimum Coverage Amount percentage for age 60 = 30%

On the Monthly Activity Date, the Coverage Amount is $30,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($70,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $21,000 (30% of $70,000). Since $21,000 is less than the Face Amount less the Account Value ($30,000), no adjustment is necessary. Therefore, the Coverage Amount will be $30,000.

Assume that the Account Value in the above example was $90,000. The Minimum Coverage Amount would be $27,000 (30% of $90,000). Since this is greater than the Face Amount less the Account Value ($10,000), the Coverage Amount for the Policy Month is $27,000. (For an explanation of the Death Benefit, see "Death Benefit and Policy Values".)

Because the Account Value and, as a result, the Coverage Amount under a policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

POLICY OWNER OPTIONS

You, at the time the policy is issued, will elect one of two options described below to pay charges relating to CERTAIN TAXES AND MORTALITY AND EXPENSE RISK CHARGES. The option selected by you may affect your Account Value.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

OPTION 1 -- ASSET-BASED CHARGES -- Under this payment option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.90%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:
MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that the Death Proceeds will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.
EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering your policy will exceed the administrative charges.

We may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost we incur in distributing the policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the policy is in force, including the duration of a settlement option.

TAX EXPENSE CHARGE -- During the first ten years of your policy, we deduct a monthly charge equal to an annual rate of 0.40% from your Account Value. This tax expense charge compensates us for certain expenses including:

(1) Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 0.25% of the Account Value is deducted over ten Policy Years and approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

(2) The cost of the capitalization of certain policy acquisition expenses under
    Section 848 of the Internal Revenue Code.

During your first ten Policy Years, we deduct a charge of 0.15% of Account Value. This charge helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

UNAMORTIZED TAX CHARGE -- Under Option 1, during the first nine Policy Years, an Unamortized Tax charge is imposed on surrender or partial surrenders. The Unamortized Tax charge is shown below, as a percentage of amount surrendered, during each Policy Year:

POLICY YEAR  RATE
------------------
     1       2.25%
------------------
     2       2.00%
------------------
     3       1.75%
------------------
     4       1.50%
------------------
     5       1.25%
------------------
     6       1.00%
------------------
     7       0.75%
------------------
     8       0.50%
------------------
     9       0.25%
------------------
    10+      0.00%
------------------

After the ninth Policy Year, no Unamortized Tax charge will be imposed.

OPTION 2 -- FRONTED CHARGES -- Under this option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we will deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.65%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that your policy's Death Benefit will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering the Policies will exceed the administrative charges set in the policy.

TAX EXPENSE CHARGE -- We deduct a charge equal to 4.0% from all premium payments. This charge compensates us for certain expenses including:

(1) Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 2.5% of premium approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

(2) The cost of the capitalization of certain policy acquisition expenses under
    Section 848 of the Internal Revenue Code.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

The charge of 1.5% of premium payments helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.
This Option may not be available in all states.
OTHER CHARGES

ANNUAL MAINTENANCE FEE -- The annual maintenance fee is a flat fee that is deducted from your Account Value to reimburse us for expenses relating to the maintenance of the policy. The annual $30 charge is deducted on a Policy Anniversary or when the policy is fully surrendered if the Account Value at either of those times is less than $50,000. We reserve the right to waive the annual maintenance fee under other conditions.

ADMINISTRATIVE CHARGE -- We will deduct a monthly administrative charge from Sub-Account Value equal to an annual rate of 0.40%. This charge compensates us for expenses incurred in the administration of the Separate Account and the policy.

SURRENDER CHARGE -- We may charge you a Surrender Charge when you surrender amounts invested in your policy. We assess a Surrender Charge on amounts surrendered in any Policy Year that exceed the greater of 10% of the premiums you have paid into your policy or 100% of your Account Value minus premiums paid. If the amount you paid has been in your policy:

x  For Policy Years 1, 2 and 3, the charge is 7.5%.

x  For Policy Years 4 and 5, the charge is 6%.

x  For Policy Years 6 and 7, the charge is 4%.

x  For Policy Years 8 and 9, the charge is 2%

x  For Policy Years 10 and beyond, the charge is 0%

In determining the Surrender Charge, any surrender or partial surrender during the first ten Policy Years will first come from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no Surrender Charge will be assessed on the remaining Account Value.

The Surrender Charge is imposed to cover a portion of the sales expense incurred by us in distributing the Policies. This expense includes commissions, advertising and the printing of prospectuses.

CHARGES AGAINST THE FUNDS -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.

YOUR POLICY
--------------------------------------------------------------------------------

POLICY RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the Insured is alive and a beneficiary has not been irrevocably named.

BENEFICIARY -- You name the beneficiary in the application for the policy. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to us. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the policy owner if living; otherwise to the policy owner's estate.

ASSIGNMENT -- You may assign your policy as collateral for a loan or other obligation. Until you notify us in writing, we are not responsible for any payment made or action taken. We are not responsible for the validity of any assignment.

STATEMENTS TO POLICY OWNERS -- We will send you a statement at least once each year, showing:

(a) the current Account Value, Cash Surrender Value and Face Amount;

(b) the premiums paid, monthly deduction amounts and any loans since your last statement;

(c) the amount of any Indebtedness;

(d) any notifications required by the provisions of your policy; and

(e) any other information required by the Insurance Department of the state where your policy was delivered.

LIMIT ON RIGHT TO CONTEST -- During the Insured's lifetime, we may not contest the validity of the policy after it has been in force for two years from the date we issue the policy. If the policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide within two years from the date we issue the policy, or such period as specified in state law, the benefit payable will be limited to the Account Value minus any Indebtedness.

MISSTATEMENT AS TO AGE AND SEX -- If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the policy.

POLICY LIMITATIONS

DIVIDENDS -- No dividends will be paid under the policy.

TRANSFERS OF ACCOUNT VALUE -- While the policy remains in force, and subject to our transfer rules then in effect, you may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts. We reserve the right to restrict the number of these transfers to no more than 12 per Policy Year, with no two transfers being made on consecutive Valuation Days. However, there are no restrictions on the number of transfers at the present time.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Transfers may be made by written request or by calling us toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by an attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. Hartford, its agents or affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions received by telephone are tape-recorded. We will send you a confirmation of the transfer within five days from the date of any transfer.

It is your responsibility to verify the accuracy of all confirmations and to promptly advise us of any inaccuracies within 30 days of receipt.

CHANGES TO POLICY OR SEPARATE ACCOUNT

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your policy. We may, in our sole discretion, establish new Funds. New Funds will be will be made available to existing policyholders as we determine appropriate. We may also close one or more Funds to additional payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any change, we may, by appropriate endorsement, make any changes in the policy necessary or appropriate to reflect the modification. If we decide that it is in the best interest contracts owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

SEPARATE ACCOUNT TAXES -- Currently, there is no charge for federal income taxes that may be attributable to the Separate Account. However, we reserve the right to make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

OTHER BENEFITS OF YOUR POLICY

LAST SURVIVOR POLICIES -- The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor policy involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.

1. The cost of insurance charges under the last survivor policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Statement of Additional Information."

2. To qualify for simplified underwriting under a last survivor policy, both Insureds must meet the simplified underwriting standards.

3. For a last survivor policy to be reinstated, both Insureds must be alive on the date of reinstatement.

4. The policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

5. The younger Insured's attained age is used to calculate the Minimum Death Benefit to ensure that the policy continues to qualify as life insurance.

6. Additional tax disclosures applicable to last survivor policies are provided in "Federal Tax Considerations."

PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. A policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. If your application for a policy is rejected, then your initial premium payment will be returned along with an additional amount for interest, based on the current rate being credited by us. Other than those described in this prospectus, no change in the terms or conditions of a policy will be made without your consent. Generally, the minimum initial premium we accept is $10,000. We may accept less than $10,000 under certain circumstances.

Your policy is effective after we receive all outstanding delivery requirements and receive your initial premium. The date your policy becomes effective is called the Policy Date. This date is the date used to determine all future cyclical transactions on your policy. The Policy Date may be prior to, or the same as, the date your policy is issued ("Issue Date").

If your Coverage Amount is over then current limits established by us, we will not accept your initial premium payment with your application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of conditional receipt established by us. The fixed conditional insurance will be

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------
the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, then on policy delivery we will require a sufficient payment to place the insurance in force.

PREMIUM PAYMENTS -- You pay a single premium and, subject to restrictions, additional premiums. You may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount).

UNDERWRITING RULES OF YOUR POLICY

- Under current underwriting rules, which are subject to change, if you are between ages 35 and 80, you may be eligible for simplified underwriting without a medical examination if you meet simplified underwriting standards.

- If you are below age 35 or above age 80, or do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.

Your policy allows for additional premium payments so long as the additional premiums do not cause the policy to fail to meet the definition of a life insurance policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. We may require evidence of insurability for any additional premiums that increase the Coverage Amount. Premiums, which do not meet the tax qualification guidelines for life insurance under the Internal Revenue Code, will not be applied to your policy.

ALLOCATION OF PREMIUMS -- Within three business days of receipt of your completed application and your initial premium payment at our Home Office, we allocate your entire premium payment to the Putnam Money Market Sub-Account.

We will then allocate the Account Value in the Putnam Money Market Sub-Account to the Sub-Accounts according to the premium allocations you specify in your policy application. The allocation is made upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

ACCUMULATION UNITS -- The premiums you allocate to the Sub-Accounts are used to purchase Accumulation Units in such Sub-Accounts. We determine the number of Accumulation Units of each Sub-Account by dividing the amount of premium you have allocated to the Sub-Account by the accumulation unit value of that particular Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account varies to reflect the investment experience of the applicable underlying Fund. To determine the current accumulation unit value, we take the prior Valuation Day's accumulation unit value and multiply it by the Net Investment Factor for the Valuation Period then ended.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Period; divided by

- The net asset value per share of each Fund held in the Sub-Account at the beginning of the Valuation Period.

You should refer to the Funds' prospectuses accompanying this Prospectus for a description of how the assets of each Fund are valued, since these determinations have a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a policy.

All valuations in connection with a policy, will be made on the date your request or payment is received by us before the close of the New York Stock Exchange on any Valuation Day at our Home Office. Otherwise a valuation will be made on the next date which is a Valuation Day.

ACCOUNT VALUE -- Each policy has an Account Value. There is no minimum guaranteed Account Value. A policy's Account Value equals the policy's value in all of the Sub-Accounts and any amounts in the Loan Account.

The Account Value of your policy is related to the net asset value of the Funds to which your have allocated your premiums. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units by the Accumulation Unit Value and then totaling the results for all the Sub-Accounts. The Account Value of a policy changes on a daily basis and is computed on each Valuation Day. Therefore, your Account Value varies to reflect the investment performance of the underlying Funds, the value of the Loan Account and the monthly Deduction Amounts.

SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS -- We will suspend all procedures requiring valuation (including transfers, surrenders and loans) when:

(a) the New York Stock Exchange is closed;

(b) trading on the New York Stock Exchange is restricted by the SEC;

(c) the SEC permits and orders postponement; or

(d) the SEC determines that an emergency exists to restrict valuation.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- While in force, your policy provides for the payment of the Death Proceeds to the beneficiary when the Insured under the policy dies. You must notify us in writing as soon as possible after the death of the Insured. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding.

We will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a settlement option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

The Death Benefit equals the greater of:

(1) the Face Amount; or

(2) the Account Value multiplied by a specified percentage.

The percentage varies according to the attained age of the Insured and is specified in the policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount. This is illustrated in the following examples:

EXAMPLES:

                                     A          B
-----------------------------------------------------
Face Amount:                      $100,000   $100,000
-----------------------------------------------------
Insured's Age:                          40         40
-----------------------------------------------------
Account Value on Date of Death:   $ 46,500   $ 34,000
-----------------------------------------------------
Specified Percentage                  250%       250%
-----------------------------------------------------

In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which we would pay to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

DEATH BENEFIT POLICY PROCEEDS -- Proceeds from the Death Benefit left with us remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.

All or part of the Death Proceeds may be paid in cash or applied under a Settlement Option.

SETTLEMENT OPTIONS -- The surrender proceeds or Death Proceeds under your policy may be paid in a lump sum or may be applied to one of our settlement options. The minimum amount that may be applied under a settlement option is $5,000, unless we consent to a lesser amount. UNDER SETTLEMENTS OPTIONS LIFE ANNUITY, LIFE ANNUITY WITH 120,180, OR 240 MONTHLY PAYMENTS CERTAIN AND JOINT AND LAST SURVIVOR ANNUITY, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER PAYMENTS START. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM THE INTEREST INCOME SETTLEMENT OPTION, PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION OR THE DEATH BENEFIT POLICY PROCEEDS, BUT THEY ARE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE. THERE MAY BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS FROM PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION. PLEASE CHECK WITH YOUR TAX ADVISOR BEFORE REQUESTING A PARTIAL SURRENDER.

The following settlement options are available under your policy:

OPTION 1 -- INTEREST INCOME -- This option offers payments of interest, at the rate we declare, on the amount applied under this settlement option. The interest rate will never be less than 3 1/2% per year.

OPTION 2 -- LIFE ANNUITY -- Death Proceeds are used to purchase a variable annuity where we make annuity payments as long as the annuitant is living. When the annuitant dies, we stop making annuity payments. A payee would receive only one annuity payment if the annuitant dies after the first payment, two annuity payments if the annuitant dies after the second payment, and so forth.

OPTION 3 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN -- We make monthly annuity payments during the lifetime of the annuitant but annuity payments are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the annuitant, annuity payments have been made for less than the minimum elected number of months, then the beneficiary can either receive the present value (as of the date of the annuitant's death) of the remaining payments in one sum or continue annuity payments for the remaining period certain.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- We will make annuity payments as long as the annuitant and joint annuitant are living. When one annuitant dies, we continue to make annuity payments until that second annuitant dies. The annuitant may elect that the payment be less than the payment made during the joint lifetime of the annuitants. When choosing this option, you must decide what will happen to the annuity payments after the first annuitant dies.

Under this option, it is possible for an annuitant and joint annuitant to receive only one payment in the event of the common or simultaneous death of the annuitants prior to the date of the second payment.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD -- We will make annuity payments for the number of years that you select. You can select between 5 years and 30 years. Under this option, you may, at any time, request a full surrender and receive the Cash Surrender Value of your policy.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

VARIABLE AND FIXED ANNUITY PAYMENTS -- When the settlement option you select involves an annuity, unless you specify otherwise, the surrender proceeds or Death Proceeds provide a variable annuity. Fixed annuity options are also available.

VARIABLE ANNUITY -- Your policy contains tables indicating the minimum dollar amount of the first monthly payment under a variable annuity for each $1,000 of value of a Sub-Account. Your first monthly payment varies with the annuity option chosen and specific parameters chosen by you. The policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The assumed investment rate is the investment return used to calculate subsequent variable annuity payments.

We determine the total first monthly variable annuity payment by multiplying the Death Proceeds (expressed in thousands of dollars) in a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the policy.

The amount of your first monthly variable annuity payment is divided by the value of an annuity unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due. This determines the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

Level variable annuity payments would be produced if the investment rate remained constant and equal to the assumed investment rate. Payments will vary up or down as the investment rate varies up or down relative to the assumed investment rate.

FIXED ANNUITY PAYMENTS -- You will receive equal fixed annuity payments throughout the annuity payment period. We determine fixed annuity payment amounts by multiplying the amount applied to the annuity by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed payment annuity tables in your policy.

Hartford will make any other arrangements for income payments as may be agreed on.

BENEFITS AT MATURITY -- If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the policy to us, we will pay you the Cash Surrender Value. In such case, the policy will terminate and we will have no further obligations under the policy. The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits."

CHARGES AND POLICY VALUES -- Your policy value decreases due to the deduction of policy charges. Policy value may increase or decrease depending on investment performance. Fluctuations in your Account Value may have an effect on your Death Benefit. If your policy lapses, your policy terminates and no Death Benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

SURRENDERS -- While your policy is in force, you may, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), fully surrender your policy. Upon surrender, you receive the Cash Surrender Value determined as of the day we receive your request or the date requested by you, whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and any Unamortized Tax charge and all Indebtedness. We pay the Cash Surrender Value of the policy within seven days of our receipt of your written request or on the effective surrender date requested by you, whichever is later. Your policy will terminate on the date of our receipt of the written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering your policy, see "Federal Tax Considerations".

If you choose to apply the surrender proceeds to a settlement option, the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, amounts you withdraw from the Interest Income settlement option, the Payments for a Designated Period settlement option or the Death Benefit Policy Proceeds are subject to any applicable Surrender Charge.

PARTIAL SURRENDERS -- While your policy is in force, you may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal our minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrenders will be deducted pro rata from each Sub-Account, unless the you instruct otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the greater of 10% of premiums or 100% of Account Value less premiums paid will be subject to the Surrender Charge and any Unamortized Tax charges. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations".

RIGHT TO EXAMINE -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some
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16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and,
ii)any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

RIGHT TO EXCHANGE -- Once the policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance policy offered by us (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new policy will have, at your election, either the same Coverage Amount as under the exchanged policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged policy. If a policy loan was outstanding, the entire loan must be repaid. The exchange is subject to adjustments in payments and Account Values to reflect variances, if any, in the payments and Account Values under this policy and the new policy.

LOANS
--------------------------------------------------------------------------------

AVAILABILITY OF LOANS -- At any time while the policy is in force, you, without the consent of the beneficiary, (provided the designation of beneficiary is not irrevocable) may borrow against the policy by assigning it as sole security to us. Two types of cash loans are available. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value. The minimum loan amount that we will allow is $25.00.

The proceeds of a loan will be delivered to you within seven business days of our receipt of the loan request.

Unless you specify otherwise, all loan amounts will be transferred pro rata basis from each Sub-Account to the Loan Account. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date.

If total Indebtedness equals or exceeds the Account Value of the policy on any Monthly Activity Date, we will give you written notice that, unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the policy, the policy may lapse. See "Lapse and Reinstatement."

PREFERRED LOANS -- The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the policy is considered a "Preferred Loan."

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Sub-Accounts in the same percentage as premiums are allocated. Any outstanding loan at the end of a grace period must be repaid before the policy will be reinstated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, has a permanent effect on your Account Value. This effect occurs because the investment result of each Sub-Account applies only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and the Cash Surrender Value otherwise payable. For a discussion of the consequences of obtaining a loan against the policy see "Federal Tax Considerations."

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 4.0%. The annual rate for Preferred Loans is 6%.

POLICY LOAN RATES -- The loan interest rate that we will charge on all loans is 6% per annum.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE -- Your policy will remain in force until the Cash Surrender Value is insufficient to cover the Deduction Amount due on a Monthly Activity Date. We will notify you of the default in writing, warning you that your policy is in danger of terminating.

GRACE PERIOD -- Your policy provides a 61-day grace period to pay an amount sufficient to cover the Deduction Amounts due. The notice will indicate the amount that must be paid.

The policy will continue through the grace period, but if no additional premium payment is made, it will terminate at the end of the grace period. If the person Insured under the policy dies during the grace period, the Death Proceeds payable under the policy will be reduced by the Deduction Amount(s) due and unpaid. See "Death Benefits and Policy Values."

REINSTATEMENT -- If your policy lapses, you may apply for reinstatement of the policy by payment of the reinstatement premium shown in the policy and any applicable charges. A
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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request for reinstatement may be made within five years of lapse. If a loan is outstanding at the time of lapse, we require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to Hartford.

The Account Value on the reinstatement date will reflect:

(a) the Cash Value at the time of termination; plus

(b) Net Premiums derived from premiums paid at the time of reinstatement; minus

(c) the Monthly Deduction Amounts that were due and unpaid during the Policy Grace Period; plus

(d) the Surrender Charge at the time of reinstatement.

The surrender charge is based on the duration from the original policy date as through the policy has never lapsed.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Premiums -- Account Value"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy.

Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value until the Policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.

The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

LAST SURVIVOR POLICIES

Although Hartford believes that the last survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor Policy will meet the Section 7702 definition of a life insurance contract.

MODIFIED ENDOWMENT CONTRACTS

A life insurance contract is treated as a "modified endowment contract" under
Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the
Policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Policy will generally be treated
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18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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as a modified endowment contract for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new Policy to be treated as a modified endowment contract if no additional premiums are paid.

A contract that is classified as modified endowment contract is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the policy (generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.

All modified endowment contracts that are issued within any calendar year to the same Policy Owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.

ESTATE AND GENERATION SKIPPING TAXES

When the Insured dies, the Death Proceeds will generally be includible in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $650,000 (1999) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next seven years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Proceeds would be available to pay taxes due and other expenses incurred).

If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million, as adjusted for inflation. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an Owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Since this Policy is a modified endowment contract, partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner for Federal income tax purposes.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERSHIP OF POLICIES

In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.

OTHER

Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax adviser should be consulted to determine the impact of these taxes.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no material legal proceedings pending to which the Separate Account is a party.
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20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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OTHER MATTERS

LEGAL MATTERS

Legal matters in connection with the issue and sale of modified single premium variable life insurance Policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary of Hartford.

YEAR 2000

IN GENERAL -- The Year 2000 issue relates to the ability or inability of computer hardware, software and other information technology (IT) systems, as well as non-IT systems, such as equipment and machinery with imbedded chips and microprocessors, to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many IT and non-IT systems that are in use today were developed years ago when a year was identified using a two-digit date field rather than a four-digit date field. As information and data containing or related to the century date are introduced to date sensitive systems, these systems may recognize the year 2000 as "1900", or not at all, which may result in systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases of IT systems, may cause the malfunctioning of certain non-IT systems, and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors, distributors and others, may also adversely affect any given company.

The integrity and reliability of Hartford's IT systems, as well as the reliability of its non-IT systems, are integral aspects of Hartford's business. Hartford issues insurance policies, annuities, mutual funds and other financial products to individual and business customers, nearly all of which contain date sensitive data, such as policy expiration dates, birth dates and premium payment dates. In addition, various IT systems support communications and other systems that integrate Hartford's various business segments and field offices. Hartford also has business relationships with numerous third parties that affect virtually all aspects of Hartford's business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products, many of which provide date sensitive data to Hartford, and whose operations are important to Hartford's business.

INTERNAL YEAR 2000 EFFORTS AND TIMETABLE -- Beginning in 1990, Hartford began working on making its IT systems Year 2000 ready, either through installing new programs or replacing systems. Since January 1998, Hartford's Year 2000 efforts have focused on the remaining Year 2000 issues related to IT and non-IT systems in all of Hartford's business segments. These Year 2000 efforts include the following five main initiatives: (1) identifying and assessing Year 2000 issues;
(2) taking actions to remediate IT and non-IT systems so that they are Year 2000 ready; (3) testing IT and non-IT systems for Year 2000 readiness; (4) deploying such remediated and tested systems back into their respective production environments; and (5) conducting internal and external integrated testing of such systems. As of December 31, 1998, Hartford substantially completed initiatives (1) through (4) of its internal Year 2000 efforts. Hartford has begun initiative (5) and management currently anticipates that such activity will continue into the fourth quarter of 1999.

THIRD PARTY YEAR 2000 EFFORTS AND TIMETABLE -- Hartford's Year 2000 efforts include assessing the potential impact on Hartford of third parties' Year 2000 readiness. Hartford's third party Year 2000 efforts include the following three main initiatives: (1) identifying third parties which have significant business relationships with Hartford, including, without limitation, insurance agents, brokers, third party administrators, banks and other distributors and servicers of financial products, and inquiring of such third parties regarding their Year 2000 readiness; (2) evaluating such third parties' responses to Hartford's inquiries; and (3) based on the evaluation of third party responses (or a third party's failure to respond) and the significance of the business relationship, conducting additional activities with respect to third parties as determined to be necessary in each case. These activities may include conducting additional inquiries, more in-depth evaluations of Year 2000 readiness and plans, and integrated IT systems testing. Hartford has completed the first third party initiative and, as of early 1999, had substantially completed evaluating third party responses received. Hartford has begun conducting the additional activities described in initiative (3) and management currently anticipates that it will continue to do so through the end of 1999. However, notwithstanding these third party Year 2000 efforts, Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to adequately address their Year 2000 issues.

YEAR 2000 COSTS -- The costs of Hartford's Year 2000 program that were incurred through the year ended December 31, 1997 were not material to Hartford's financial condition or results of operations. The after-tax costs of Hartford's Year 2000 efforts for the year ended December 31, 1998 were approximately $3 million. Management currently estimates that after-tax costs related to the Year 2000 program to be incurred in 1999 will be less than $10 million. These costs are being expensed as incurred.

RISKS AND CONTINGENCY PLANS -- If significant Year 2000 problems arise, including problems arising with third parties, failures of IT and non-IT systems could occur, which in turn could result in substantial interruptions in Hartford's business. In addition, Hartford's investing activities are an important aspect of its business and Hartford may be exposed to the risk that issuers of
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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investments held by it will be adversely impacted by Year 2000 issues. Given the uncertain nature of Year 2000 problems that may arise, especially those related to the readiness of third parties discussed above, management cannot determine at this time whether the consequences of Year 2000 related problems that could arise will have a material impact on Hartford's financial condition or results of operations.

Hartford is in the process of developing certain contingency plans so that if, despite its Year 2000 efforts, Year 2000 problems ultimately arise, the impact of such problems may be avoided or minimized. These contingency plans are being developed based on, among other things, known or reasonably anticipated circumstances and potential vulnerabilities. The contingency planning also includes assessing the dependency of Hartford's business on third parties and their Year 2000 readiness. Hartford currently anticipates that internal and external contingency plans will be substantially complete by the end of the second quarter of 1999. However, in many contexts, Year 2000 issues are dynamic, and ongoing assessments of business functions, vulnerabilities and risks must be made. As such, new contingency plans may be needed in the future and/or existing plans may need to be modified as circumstances warrant.
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22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the policy.

ACCUMULATION UNIT: A unit of measure we use to calculate the value of a Sub-Account.

ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of your Account Value minus premiums paid.

ANNUITY UNIT: A unit of measure we use to calculate the amount of annuity payments.

CASH SURRENDER VALUE: The policy's Cash Value minus all Indebtedness.

CASH VALUE: The policy's Account Value minus any Surrender Charge and any Unamortized Tax charge due upon surrender.

CODE: The Internal Revenue Code of 1986, as amended.

COVERAGE AMOUNT: The Death Benefit less the Account Value.

DEATH BENEFIT: The greater of (1) the Face Amount specified in the policy or
(2) the Account Value on the date of death multiplied by a stated percentage as specified in the policy.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the Death Benefit minus any Indebtedness.

DEDUCTION AMOUNT: A charge on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges under Option 1, an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Policy Date, the Face Amount is the amount shown on the policy's Specifications page. Thereafter, the Face Amount is reduced in proportion to any partial surrenders.

HARTFORD, WE OR US: Hartford Life and Annuity Insurance Company.

HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEBTEDNESS: Monies you owe us, including all outstanding loans on the policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.

INSURED: The person on whose life the policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The day of each month on which any deductions or charges are subtracted from Account Value of your policy. Monthly Activity Dates occur on the same day of the month as the Policy Anniversary.

POLICY ANNIVERSARY: The yearly anniversary of the Policy Date.

POLICY DATE: The issue date of the policy.

POLICY LOAN RATE: The interest rate charged on policy loans.

POLICY OWNER OR YOU: The owner of the policy.

POLICY YEAR: The twelve months between Policy Anniversaries.

SUB-ACCOUNT VALUE: The current value of the Sub-Accounts.

SURRENDER CHARGE: A charge which may be assessed upon surrender of the policy or partial surrenders in excess of the Annual Withdrawal Amount.

VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

                                     PART B
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT FIVE

This Statement of Additional Information is not a prospectus. We will send you a prospectus if you write us at P.O. Box 2999, Hartford, CT 06104-2999, or if you call us at 1-800-231-5453.

DATE OF PROSPECTUS: MAY 3, 1999, REVISED OCTOBER 18, 1999
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 3, 1999, REVISED OCTOBER 18,
1999

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                    3
----------------------------------------------------------------------
SERVICES                                                           5
----------------------------------------------------------------------
EXPERTS                                                            5
----------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                       6
----------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT CHARGES                               6
----------------------------------------------------------------------
ILLUSTRATION OF BENEFITS                                           7
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:

                                   POSITION WITH                               OTHER BUSINESS PROFESSION,
                                     HARTFORD;                              VOCATION OR EMPLOYMENT FOR PAST
NAME                             YEAR OF ELECTION                           FIVE YEARS; OTHER DIRECTORSHIPS

Wendell J. Bossen             Vice President, 1995**          Vice President (1992-Present), Hartford Life and Accident
                                                              Insurance Company; Vice President (1992-Present), Hartford
                                                              Life Insurance Company; President (1992-Present),
                                                              International Corporate Marketing Group, Inc.

Gregory A. Boyko              Senior Vice President,          Vice President & Controller (1995-1997), Hartford Life
                              Director, 1997*                 Insurance Company; Director (1997-Present); Senior Vice
                                                              President (1997-Present), Chief Financial Officer &
                                                              Treasurer (1997-1998); Vice President & Controller
                                                              (1995-1997), Hartford Life and Accident Insurance Company;
                                                              Director (1997-Present); Senior Vice President, Chief
                                                              Financial Officer & Treasurer (1997-Present); Vice President
                                                              and Controller (1995-1997), Hartford Life Insurance Company;
                                                              Senior Vice President, Chief Financial Officer & Treasurer
                                                              (1997-Present), Hartford Life, Inc.; Chief Financial
                                                              Officer (1994-1995), IMG American Life; Senior Vice
                                                              President (1992-1994), Connecticut Mutual Life Insurance
                                                              Company.

Peter W. Cummins              Senior Vice President,          Vice President (1993-1997), Hartford; Senior Vice President,
                              1997                            (1997-Present); Vice President (1989-1997), Hartford Life
                                                              and Accident Insurance Company; Senior Vice President
                                                              (1997-Present); Vice President (1989-1997); Senior Vice
                                                              President (1997-Present); Vice President (1989-1997),
                                                              Hartford Life Insurance Company.

Timothy M. Fitch              Vice President, 1995            Vice President (1995-Present); Actuary (1994-Present);
                              Actuary, 1997                   Assistant Vice President (1992-1995), Hartford Life and
                                                              Accident Insurance Company; Vice President (1995-Present);
                                                              Actuary (1994-Present); Assistant Vice President
                                                              (1992-1995), Hartford Life Insurance Company.

Mary Jane B. Fortin           Vice President & Chief          Vice President & Chief Accounting Office (1998-Present),
                              Accounting Officer,             Hartford Life Insurance Company; Vice President & Chief
                              1998                            Accounting Officer, (1998-Present), Royal Life Insurance
                                                              Company of America; Vice President & Chief Accounting
                                                              Officer (1998-Present) Alpine Life Insurance Company; Chief
                                                              Accounting Officer (1997-Present), Hartford Life, Inc.;
                                                              Director, Finance (1995-1997), Value Health, Inc.; Senior
                                                              Manager (1993-1995), Coopers and Lybrand; Audit Manager
                                                              (1993-1996) Arthur Andersen & Co.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

David T. Foy                  Senior Vice President &         Senior Vice President (1998-Present), Vice President (1998),
                              Treasurer, 1998                 Assistant Vice President (1995-1998), Hartford; Senior Vice
                                                              President (1998-Present), Hartford Life and Accident
                                                              Insurance Company; Director, Strategic Planning Corporate
                                                              Finance (1995-1996), IA Product Development (1994-1995),
                                                              Hartford; Various Actuarial Roles (1989-1993) Milliman &
                                                              Robertson

Lynda Godkin                  Senior Vice President,          Assistant General Counsel and Secretary (1994-1995),
                              1997                            Hartford; Director (1997-Present); Senior Vice President
                              General Counsel, 1996           (1997-Present); General Counsel (1996-Present); Corporate
                              Corporate Secretary,            Secretary (1995-Present); Associate General Counsel
                              1996                            (1995-1996); Assistant General Counsel and Secretary
                              Director, 1997*                 (1994-1995); Counsel (1990-1994), Hartford Life and Accident
                                                              Insurance Company; Senior Vice President (1997-Present);
                                                              General Counsel (1996-Present); Corporate Secretary
                                                              (1995-Present); Director (1997-Present); Associate General
                                                              Counsel (1995-1996); Assistant General Counsel and Secretary
                                                              (1994-1995); Counsel (1990-1994), Hartford Life Insurance
                                                              Company; Vice President and General Counsel (1997-Present),
                                                              Hartford Life, Inc.

Lois W. Grady                 Senior Vice President,          Vice President (1994-1998), Hartford; Senior Vice President
                              1998                            (1998-Present); Vice President (1993-1997); Assistant Vice
                              Vice President, 1994            President (1987-1993), Hartford Life and Accident Insurance
                                                              Company; Senior Vice President (1998-Present); Vice
                                                              President (1994-1997); Assistant Vice President (1987-1994),
                                                              Hartford Life Insurance Company.

Stephen T. Joyce              Vice President, 1997            Assistant Vice President (1995-1997), Hartford; Assistant
                                                              Vice President (1994-1997), Hartford Life and Accident
                                                              Insurance Company; Vice President (1997-Present); Assistant
                                                              Vice President (1994-1997), Hartford Life Insurance Company.

Michael D. Keeler             Vice President, 1998            Vice President (1998-Present); Hartford Life and Accident
                                                              Insurance Company; Vice President (1995-1997), Providian
                                                              Insurance; Supervisor/Manager (1985-1995), U.S. West
                                                              Communications.

Robert A. Kerzner             Senior Vice President,          Senior Vice President (1998-Present); Vice President
                              1998                            (1994-1998), Hartford; Senior Vice President (1998-Present);
                              Vice President, 1997            Vice President (1994-1997); Regional Vice President
                                                              (1991-1994), Hartford Life Insurance Company.

Thomas M. Marra               Executive Vice                  Senior Vice President (1993-1996); Director of Individual
                              President, 1996                 Annuities (1991-1993), Hartford; Director (1994-Present);
                              Director, Individual            Executive Vice President (1995-Present); Director,
                              Life                            Individual Life and Annuity Division (1994-Present); Senior
                              and Annuity Division,           Vice President (1994-1995); Vice President (1989-1994);
                              1993                            Actuary (1987-1997), Hartford Life and Accident Insurance
                              Director, 1994*                 Company; Director (1994-Present); Executive Vice President
                                                              (1995-Present); Director, Individual Life and Annuity
                                                              Division (1994-Present); Senior Vice President (1994-1995);
                                                              Vice President (1989-1994); Actuary (1987-1995), Hartford
                                                              Life Insurance Company; Executive Vice President, Individual
                                                              Life and Annuities (1997-Present), Hartford Life, Inc.

Steven L. Matthieson          Vice President, 1984            Director of New Business (1984-1997), Hartford.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

Craig R. Raymond              Senior Vice President,          Vice President (1993-1997); Assistant Vice President
                              1997                            (1992-1993); Actuary (1989-1994), Hartford; Senior Vice
                              Chief Actuary, 1994             President (1997-Present); Chief Actuary (1995-Present); Vice
                                                              President (1993-1997); Actuary (1990-1995), Hartford Life
                                                              and Accident Insurance Company; Senior Vice President
                                                              (1997-Present); Chief Actuary (1994-Present); Vice President
                                                              (1993-1997); Assistant Vice President (1992-1993); Actuary
                                                              (1989-1994), Hartford Life Insurance Company; Vice President
                                                              and Chief Actuary (1997-Present), Hartford Life, Inc.

Lowndes A. Smith              President, 1989                 Chief Operating Officer (1989-1997), Hartford; Director
                              Chief Executive                 (1981-Present); President (1989-Present); Chief Executive
                              Officer, 1997                   Officer (1997-Present); Chief Operating Officer (1989-1997),
                              Director, 1985*                 Hartford Life and Accident Insurance Company; Director
                                                              (1981-Present); President (1989-Present), Chief Executive
                                                              Officer (1997-Present); Chief Operating Officer (1989-1997),
                                                              Hartford Life Insurance Company; Chief Executive Officer and
                                                              President and Director (1997-Present), Hartford Life, Inc.

David M. Znamierowski         Senior Vice President,          Vice President (1997) Senior Vice President (1997) Director,
                              1997                            Risk Management Strategy (1996) Director (1998), Hartford;
                              Director, 1998                  Director (1998-Present); Senior Vice President
                                                              (1997-Present); Hartford Life and Accident Insurance
                                                              Company; Vice President, Investment Strategy (1997-Present),
                                                              Hartford Life, Inc.; Vice President, Investment Strategy &
                                                              Policy (1991-1996), Aetna Life and Casualty.

---------
 * Denotes date of election to Board of Directors of Hartford.
** Affiliated Company of The Hartford Financial Services Group, Inc.

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

SEPARATE ACCOUNT FIVE -- was established as a separate account under Connecticut law on August 17, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond, issued by Aetna Casualty and Surety Company, in the aggregate of $50 million, covering all of the officers and employees of Hartford.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Michael Winterfield, FSA, MAAA, Assistant Vice President and Director, Individual Annuity Product Management, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DISTRIBUTION OF THE POLICIES

Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance Policies under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account . Both HESCO and HSD are affiliates of Hartford. The principal business address of HESCO and HSD is the same as that of Hartford.

The following table shows officers and directors of HSD:

-------------------------------------------------------------------
NAME AND
PRINCIPAL BUSINESS ADDRESS   POSITIONS AND OFFICES
Lowndes A. Smith             President and Chief Executive Officer,
                             Director
-------------------------------------------------------------------
Thomas M. Marra              Executive Vice President, Director
-------------------------------------------------------------------
Robert A. Kerzner            Executive Vice President
-------------------------------------------------------------------
Lynda Godkin                 Senior Vice President, General Counsel
                             and Corporate Secretary, Director
-------------------------------------------------------------------
Peter W. Cummins             Senior Vice President
-------------------------------------------------------------------
David T. Foy                 Treasurer
-------------------------------------------------------------------
George R. Jay                Controller
-------------------------------------------------------------------

The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 7.0% of initial and subsequent premiums.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

Hartford may provide information on various topics to Policy Owners and prospective Policy Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of, and market for, such alternatives.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Generally, the minimum initial premium we accept is $10,000. A policy will be issued only on the lives of insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

COST OF INSURANCE CHARGE. -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

The tables illustrate the way in which a Policy operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $10,000. A male age 45, a female age 55 and a male age 65 with Face Amounts of $44,053, $34,014 and $20,001, respectively, are illustrated for the single life preferred Policy for both Policy Owner Option 1 and Policy Owner Option 2. The illustrations for the last survivor preferred Policy assume male and female of equal ages, including age 55 and 65 for Face Amounts of $45,872 and $28,491.

The death benefit and surrender value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan were made during the period of time illustrated.

The tables reflect the deductions of current Policy charges for Policy Owner Option 1 and Policy Owner Option 2 and guaranteed Policy charges for a single gross interest rate. The death benefits and surrender values would change if the current cost of insurance charges change.

The amounts shown for the death benefit and surrender value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.82% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the annual charge of 0.82% described above) of -0.82%, 5.18% and 11.18%, respectively.

The hypothetical returns shown in the tables are without any tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Changes to Policy or Separate Account -- Separate Account Taxes").

The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.

Hartford will furnish upon request, a comparable illustration reflecting the proposed Insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed cost of insurance rates. Hartford will also furnish an additional similar illustration reflecting current cost of insurance rates which may be less than, but never greater than, the guaranteed cost of insurance rates.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500       10,860       9,835     44,053   10,778       9,755     44,053
 2                          11,025       11,760      10,745     44,053   11,586      10,574     44,053
 3                          11,576       12,738      11,736     44,053   12,461      11,463     44,053
 4                          12,155       13,801      12,964     44,053   13,409      12,578     44,053
 5                          12,763       14,954      14,137     44,053   14,437      13,626     44,053
 6                          13,401       16,207      15,615     44,053   15,551      14,965     44,053
 7                          14,071       17,567      17,006     44,053   16,759      16,204     44,053
 8                          14,775       19,045      18,719     44,053   18,070      17,750     44,053
 9                          15,513       20,649      20,367     44,053   19,493      19,215     44,053
10                          16,289       22,391      22,361     44,053   21,040      21,010     44,053
11                          17,103       24,478      24,448     44,053   22,909      22,879     44,053
12                          17,959       26,763      26,733     44,053   24,967      24,937     44,053
13                          18,856       29,265      29,235     44,053   27,239      27,209     44,053
14                          19,799       32,018      31,988     44,185   29,753      29,723     44,053
15                          20,789       35,062      35,032     46,982   32,542      32,512     44,053
16                          21,829       38,407      38,377     49,929   35,636      35,606     46,326
17                          22,920       42,068      42,038     53,847   39,031      39,001     49,959
18                          24,066       46,075      46,045     58,054   42,746      42,716     53,859
19                          25,270       50,460      50,460     62,569   46,811      46,781     58,045
20                          26,533       55,292      55,292     67,456   51,261      51,261     62,538

25                          33,864       87,104      87,104    101,040   80,746      80,746     93,665
35                          55,160       215,814    215,814    228,762   199,928    199,928    211,924
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500       10,273      9,262     44,053    10,191      9,182     44,053
 2                          11,025       10,524      9,533     44,053    10,346      9,360     44,053
 3                          11,576       10,780      9,812     44,053    10,495      9,531     44,053
 4                          12,155       11,044     10,249     44,053    10,635      9,845     44,053
 5                          12,763       11,316     10,544     44,053    10,765     10,001     44,053
 6                          13,401       11,594     11,048     44,053    10,883     10,345     44,053
 7                          14,071       11,880     11,361     44,053    10,987     10,474     44,053
 8                          14,775       12,174     11,883     44,053    11,071     10,786     44,053
 9                          15,513       12,476     12,215     44,053    11,133     10,875     44,053
10                          16,289       12,787     12,757     44,053    11,168     11,138     44,053
11                          17,103       13,211     13,181     44,053    11,265     11,235     44,053
12                          17,959       13,650     13,620     44,053    11,331     11,301     44,053
13                          18,856       14,105     14,075     44,053    11,363     11,333     44,053
14                          19,799       14,577     14,547     44,053    11,356     11,326     44,053
15                          20,789       15,065     15,035     44,053    11,301     11,271     44,053
16                          21,829       15,570     15,540     44,053    11,190     11,160     44,053
17                          22,920       16,093     16,063     44,053    11,015     10,985     44,053
18                          24,066       16,635     16,605     44,053    10,760     10,730     44,053
19                          25,270       17,197     17,167     44,053    10,411     10,381     44,053
20                          26,533       17,778     17,748     44,053     9,952      9,922     44,053

25                          33,864       21,010     20,980     44,053     5,240      5,210     44,053
35                          55,160       29,447     29,417     44,053        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500        9,687      8,713     44,053     9,605      8,638     44,053
 2                          11,025        9,355      8,437     44,053     9,176      8,275     44,053
 3                          11,576        9,034      8,168     44,053     8,744      7,905     44,053
 4                          12,155        8,722      8,038     44,053     8,305      7,652     44,053
 5                          12,763        8,421      7,780     44,053     7,859      7,259     44,053
 6                          13,401        8,128      7,692     44,053     7,403      7,003     44,053
 7                          14,071        7,845      7,443     44,053     6,934      6,575     44,053
 8                          14,775        7,571      7,352     44,053     6,449      6,258     44,053
 9                          15,513        7,305      7,111     44,053     5,943      5,779     44,053
10                          16,289        7,048      7,018     44,053     5,413      5,383     44,053
11                          17,103        6,853      6,823     44,053     4,894      4,864     44,053
12                          17,959        6,663      6,633     44,053     4,339      4,309     44,053
13                          18,856        6,477      6,447     44,053     3,742      3,712     44,053
14                          19,799        6,296      6,266     44,053     3,097      3,067     44,053
15                          20,789        6,119      6,089     44,053     2,398      2,368     44,053
16                          21,829        5,946      5,916     44,053     1,636      1,606     44,053
17                          22,920        5,777      5,747     44,053       800        770     44,053
18                          24,066        5,612      5,582     44,053        --         --         --
19                          25,270        5,451      5,421     44,053        --         --         --
20                          26,533        5,294      5,264     44,053        --         --         --

25                          33,864        4,561      4,531     44,053        --         --         --
35                          55,160        3,333      3,303     44,053        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500       10,493       9,713     44,053   10,407       9,627     44,053
 2                          11,025       11,437      10,657     44,053   11,253      10,473     44,053
 3                          11,576       12,468      11,688     44,053   12,175      11,395     44,053
 4                          12,155       13,595      12,965     44,053   13,181      12,551     44,053
 5                          12,763       14,827      14,197     44,053   14,279      13,649     44,053
 6                          13,401       16,174      15,744     44,053   15,479      15,049     44,053
 7                          14,071       17,646      17,216     44,053   16,789      16,359     44,053
 8                          14,775       19,255      19,025     44,053   18,223      17,993     44,053
 9                          15,513       21,014      20,784     44,053   19,791      19,561     44,053
10                          16,289       22,937      22,907     44,053   21,510      21,480     44,053
11                          17,103       25,076      25,046     44,053   23,432      23,402     44,053
12                          17,959       27,417      27,387     44,053   25,550      25,520     44,053
13                          18,856       29,984      29,954     44,053   27,889      27,859     44,053
14                          19,799       32,817      32,787     45,287   30,479      30,449     44,053
15                          20,789       35,941      35,911     48,160   33,354      33,324     44,694
16                          21,829       39,371      39,341     51,182   36,533      36,503     47,492
17                          22,920       43,125      43,095     55,199   40,014      39,984     51,217
18                          24,066       47,233      47,203     59,513   43,823      43,793     55,217
19                          25,270       51,729      51,729     64,143   47,992      47,962     59,509
20                          26,533       56,682      56,682     69,152   52,555      52,555     64,117

25                          33,864       89,295      89,295    103,585   82,785      82,785     96,030
35                          55,160       221,241    221,241    234,515   204,975    204,975    217,273
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500        9,927      9,152     44,053     9,840      9,072     44,053
 2                          11,025       10,234      9,454     44,053    10,048      9,268     44,053
 3                          11,576       10,551      9,771     44,053    10,252      9,472     44,053
 4                          12,155       10,880     10,250     44,053    10,451      9,821     44,053
 5                          12,763       11,219     10,589     44,053    10,644     10,014     44,053
 6                          13,401       11,570     11,140     44,053    10,828     10,398     44,053
 7                          14,071       11,933     11,503     44,053    11,001     10,571     44,053
 8                          14,775       12,309     12,079     44,053    11,160     10,930     44,053
 9                          15,513       12,697     12,467     44,053    11,300     11,070     44,053
10                          16,289       13,098     13,068     44,053    11,419     11,389     44,053
11                          17,103       13,533     13,503     44,053    11,528     11,498     44,053
12                          17,959       13,984     13,954     44,053    11,609     11,579     44,053
13                          18,856       14,451     14,421     44,053    11,656     11,626     44,053
14                          19,799       14,935     14,905     44,053    11,665     11,635     44,053
15                          20,789       15,436     15,406     44,053    11,629     11,599     44,053
16                          21,829       15,954     15,924     44,053    11,538     11,508     44,053
17                          22,920       16,491     16,461     44,053    11,383     11,353     44,053
18                          24,066       17,047     17,017     44,053    11,152     11,122     44,053
19                          25,270       17,623     17,593     44,053    10,830     10,800     44,053
20                          26,533       18,220     18,190     44,053    10,399     10,369     44,053

25                          33,864       21,537     21,507     44,053     5,893      5,863     44,053
35                          55,160       30,194     30,164     44,053        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500        9,361      8,629     44,053     9,274      8,548     44,053
 2                          11,025        9,098      8,386     44,053     8,911      8,212     44,053
 3                          11,576        8,842      8,149     44,053     8,540      7,869     44,053
 4                          12,155        8,592      8,047     44,053     8,159      7,639     44,053
 5                          12,763        8,349      7,818     44,053     7,767      7,271     44,053
 6                          13,401        8,111      7,757     44,053     7,361      7,037     44,053
 7                          14,071        7,880      7,535     44,053     6,939      6,632     44,053
 8                          14,775        7,654      7,471     44,053     6,497      6,337     44,053
 9                          15,513        7,434      7,255     44,053     6,031      5,880     44,053
10                          16,289        7,219      7,189     44,053     5,536      5,506     44,053
11                          17,103        7,021      6,991     44,053     5,017      4,987     44,053
12                          17,959        6,827      6,797     44,053     4,461      4,431     44,053
13                          18,856        6,637      6,607     44,053     3,863      3,833     44,053
14                          19,799        6,452      6,422     44,053     3,218      3,188     44,053
15                          20,789        6,271      6,241     44,053     2,519      2,489     44,053
16                          21,829        6,095      6,065     44,053     1,756      1,726     44,053
17                          22,920        5,922      5,892     44,053       921        891     44,053
18                          24,066        5,754      5,724     44,053        --         --         --
19                          25,270        5,590      5,560     44,053        --         --         --
20                          26,533        5,429      5,399     44,053        --         --         --

25                          33,864        4,682      4,652     44,053        --         --         --
35                          55,160        3,428      3,398     44,053        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500       10,860       9,835     34,014   10,732       9,711     34,014
 2                          11,025       11,760      10,745     34,014   11,493      10,483     34,014
 3                          11,576       12,738      11,736     34,014   12,317      11,322     34,014
 4                          12,155       13,801      12,964     34,014   13,214      12,386     34,014
 5                          12,763       14,954      14,137     34,014   14,190      13,383     34,014
 6                          13,401       16,207      15,615     34,014   15,253      14,671     34,014
 7                          14,071       17,567      17,006     34,014   16,410      15,857     34,014
 8                          14,775       19,045      18,719     34,014   17,669      17,351     34,014
 9                          15,513       20,649      20,367     34,014   19,040      18,762     34,014
10                          16,289       22,391      22,361     34,014   20,536      20,506     34,014
11                          17,103       24,478      24,448     34,014   22,355      22,325     34,014
12                          17,959       26,770      26,740     34,014   24,376      24,346     34,014
13                          18,856       29,324      29,294     34,602   26,629      26,599     34,014
14                          19,799       32,150      32,120     37,615   29,153      29,123     34,109
15                          20,789       35,247      35,217     40,886   31,959      31,929     37,071
16                          21,829       38,642      38,612     44,438   35,033      35,003     40,288
17                          22,920       42,374      42,344     47,882   38,414      38,384     43,407
18                          24,066       46,479      46,449     51,591   42,132      42,102     46,766
19                          25,270       51,000      51,000     55,590   46,227      46,197     50,387
20                          26,533       55,972      55,972     61,009   50,701      50,701     55,264

25                          33,864       89,008      89,008     94,348   80,626      80,626     85,463
35                          55,160       221,151    221,151    232,208   197,373    197,373    207,241
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500       10,273      9,262     34,014    10,146      9,138     34,014
 2                          11,025       10,524      9,533     34,014    10,254      9,269     34,014
 3                          11,576       10,780      9,812     34,014    10,352      9,391     34,014
 4                          12,155       11,044     10,249     34,014    10,441      9,654     34,014
 5                          12,763       11,316     10,544     34,014    10,518      9,757     34,014
 6                          13,401       11,594     11,048     34,014    10,581     10,045     34,014
 7                          14,071       11,880     11,361     34,014    10,625     10,115     34,014
 8                          14,775       12,174     11,883     34,014    10,643     10,359     34,014
 9                          15,513       12,476     12,215     34,014    10,627     10,371     34,014
10                          16,289       12,787     12,757     34,014    10,573     10,543     34,014
11                          17,103       13,211     13,181     34,014    10,562     10,532     34,014
12                          17,959       13,650     13,620     34,014    10,507     10,477     34,014
13                          18,856       14,105     14,075     34,014    10,405     10,375     34,014
14                          19,799       14,577     14,547     34,014    10,249     10,219     34,014
15                          20,789       15,065     15,035     34,014    10,032     10,002     34,014
16                          21,829       15,570     15,540     34,014     9,739      9,709     34,014
17                          22,920       16,093     16,063     34,014     9,349      9,319     34,014
18                          24,066       16,635     16,605     34,014     8,834      8,804     34,014
19                          25,270       17,197     17,167     34,014     8,163      8,133     34,014
20                          26,533       17,778     17,748     34,014     7,298      7,268     34,014

25                          33,864       21,010     20,980     34,014        --         --         --
35                          55,160       29,447     29,417     34,014        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500        9,687      8,713     34,014     9,561      8,598     34,014
 2                          11,025        9,355      8,437     34,014     9,085      8,192     34,014
 3                          11,576        9,034      8,168     34,014     8,603      7,777     34,014
 4                          12,155        8,722      8,038     34,014     8,115      7,476     34,014
 5                          12,763        8,421      7,780     34,014     7,618      7,035     34,014
 6                          13,401        8,128      7,692     34,014     7,108      6,723     34,014
 7                          14,071        7,845      7,443     34,014     6,580      6,238     34,014
 8                          14,775        7,571      7,352     34,014     6,028      5,848     34,014
 9                          15,513        7,305      7,111     34,014     5,443      5,291     34,014
10                          16,289        7,048      7,018     34,014     4,819      4,789     34,014
11                          17,103        6,853      6,823     34,014     4,185      4,155     34,014
12                          17,959        6,663      6,633     34,014     3,498      3,468     34,014
13                          18,856        6,477      6,447     34,014     2,754      2,724     34,014
14                          19,799        6,296      6,266     34,014     1,946      1,916     34,014
15                          20,789        6,119      6,089     34,014     1,066      1,036     34,014
16                          21,829        5,946      5,916     34,014        97         67     34,014
17                          22,920        5,777      5,747     34,014        --         --         --
18                          24,066        5,612      5,582     34,014        --         --         --
19                          25,270        5,451      5,421     34,014        --         --         --
20                          26,533        5,294      5,264     34,014        --         --         --

25                          33,864        4,561      4,531     34,014        --         --         --
35                          55,160        3,333      3,303     34,014        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500       10,493       9,713     34,014   10,360       9,580     34,014
 2                          11,025       11,437      10,657     34,014   11,155      10,375     34,014
 3                          11,576       12,468      11,688     34,014   12,024      11,244     34,014
 4                          12,155       13,595      12,965     34,014   12,976      12,346     34,014
 5                          12,763       14,827      14,197     34,014   14,020      13,390     34,014
 6                          13,401       16,174      15,744     34,014   15,164      14,734     34,014
 7                          14,071       17,646      17,216     34,014   16,419      15,989     34,014
 8                          14,775       19,255      19,025     34,014   17,796      17,566     34,014
 9                          15,513       21,014      20,784     34,014   19,308      19,078     34,014
10                          16,289       22,937      22,907     34,014   20,971      20,941     34,014
11                          17,103       25,076      25,046     34,014   22,844      22,814     34,014
12                          17,959       27,435      27,405     34,014   24,925      24,895     34,014
13                          18,856       30,067      30,037     35,478   27,247      27,217     34,014
14                          19,799       32,965      32,935     38,568   29,848      29,818     34,922
15                          20,789       36,141      36,111     41,924   32,722      32,692     37,957
16                          21,829       39,623      39,593     45,566   35,871      35,841     41,251
17                          22,920       43,450      43,420     49,098   39,332      39,302     44,445
18                          24,066       47,661      47,631     52,903   43,141      43,111     47,886
19                          25,270       52,298      52,298     57,004   47,335      47,305     51,594
20                          26,533       57,396      57,396     62,561   51,916      51,916     56,588

25                          33,864       91,272      91,272     96,748   82,558      82,558     87,511
35                          55,160       226,778    226,778    238,117   202,105    202,105    212,209
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500        9,927      9,152     34,014     9,794      9,029     34,014
 2                          11,025       10,234      9,454     34,014     9,952      9,175     34,014
 3                          11,576       10,551      9,771     34,014    10,103      9,323     34,014
 4                          12,155       10,880     10,250     34,014    10,249      9,619     34,014
 5                          12,763       11,219     10,589     34,014    10,386      9,756     34,014
 6                          13,401       11,570     11,140     34,014    10,513     10,083     34,014
 7                          14,071       11,933     11,503     34,014    10,623     10,193     34,014
 8                          14,775       12,309     12,079     34,014    10,712     10,482     34,014
 9                          15,513       12,697     12,467     34,014    10,772     10,542     34,014
10                          16,289       13,098     13,068     34,014    10,797     10,767     34,014
11                          17,103       13,533     13,503     34,014    10,800     10,770     34,014
12                          17,959       13,984     13,954     34,014    10,760     10,730     34,014
13                          18,856       14,451     14,421     34,014    10,673     10,643     34,014
14                          19,799       14,935     14,905     34,014    10,536     10,506     34,014
15                          20,789       15,436     15,406     34,014    10,339     10,309     34,014
16                          21,829       15,954     15,924     34,014    10,068     10,038     34,014
17                          22,920       16,491     16,461     34,014     9,702      9,672     34,014
18                          24,066       17,047     17,017     34,014     9,216      9,186     34,014
19                          25,270       17,623     17,593     34,014     8,577      8,547     34,014
20                          26,533       18,220     18,190     34,014     7,748      7,718     34,014

25                          33,864       21,537     21,507     34,014        --         --         --
35                          55,160       30,194     30,164     34,014        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500        9,361      8,629     34,014     9,228      8,506     34,014
 2                          11,025        9,098      8,386     34,014     8,816      8,125     34,014
 3                          11,576        8,842      8,149     34,014     8,394      7,735     34,014
 4                          12,155        8,592      8,047     34,014     7,962      7,454     34,014
 5                          12,763        8,349      7,818     34,014     7,517      7,036     34,014
 6                          13,401        8,111      7,757     34,014     7,056      6,744     34,014
 7                          14,071        7,880      7,535     34,014     6,573      6,280     34,014
 8                          14,775        7,654      7,471     34,014     6,062      5,911     34,014
 9                          15,513        7,434      7,255     34,014     5,514      5,373     34,014
10                          16,289        7,219      7,189     34,014     4,922      4,892     34,014
11                          17,103        7,021      6,991     34,014     4,289      4,259     34,014
12                          17,959        6,827      6,797     34,014     3,602      3,572     34,014
13                          18,856        6,637      6,607     34,014     2,858      2,828     34,014
14                          19,799        6,452      6,422     34,014     2,051      2,021     34,014
15                          20,789        6,271      6,241     34,014     1,172      1,142     34,014
16                          21,829        6,095      6,065     34,014       204        174     34,014
17                          22,920        5,922      5,892     34,014        --         --         --
18                          24,066        5,754      5,724     34,014        --         --         --
19                          25,270        5,590      5,560     34,014        --         --         --
20                          26,533        5,429      5,399     34,014        --         --         --

25                          33,864        4,682      4,652     34,014        --         --         --
35                          55,160        3,428      3,398     34,014        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500       10,860       9,835     20,001   10,646       9,627     20,001
 2                          11,025       11,760      10,745     20,001   11,311      10,304     20,001
 3                          11,576       12,738      11,736     20,001   12,031      11,040     20,001
 4                          12,155       13,801      12,964     20,001   12,817      11,995     20,001
 5                          12,763       14,954      14,137     20,001   13,681      12,880     20,001
 6                          13,401       16,207      15,615     20,001   14,638      14,062     20,001
 7                          14,071       17,567      17,006     20,001   15,707      15,159     20,001
 8                          14,775       19,049      18,724     21,144   16,913      16,598     20,001
 9                          15,513       20,671      20,390     22,531   18,289      18,013     20,001
10                          16,289       22,421      22,391     24,438   19,832      19,802     21,617
11                          17,103       24,518      24,488     26,479   21,684      21,654     23,419
12                          17,959       26,821      26,791     28,698   23,717      23,687     25,377
13                          18,856       29,328      29,298     31,381   25,929      25,899     27,743
14                          19,799       32,084      32,054     34,008   28,361      28,331     30,062
15                          20,789       35,089      35,059     37,194   31,007      30,977     32,867
16                          21,829       38,393      38,363     40,312   33,923      33,893     35,619
17                          22,920       41,996      41,996     44,095   37,095      37,065     38,949
18                          24,066       45,940      45,910     48,236   40,540      40,510     42,566
19                          25,270       50,257      50,257     53,769   44,275      44,245     46,488
20                          26,533       55,015      55,015     57,766   48,319      48,289     50,734

25                          33,864       86,484      86,484     90,808   74,047      74,047     77,749
35                          55,160       213,896    213,896    216,034   177,563    177,563    179,338
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500       10,273      9,262     20,001    10,058      9,051     20,001
 2                          11,025       10,524      9,533     20,001    10,057      9,075     20,001
 3                          11,576       10,780      9,812     20,001    10,023      9,067     20,001
 4                          12,155       11,044     10,249     20,001     9,951      9,174     20,001
 5                          12,763       11,316     10,544     20,001     9,833      9,090     20,001
 6                          13,401       11,594     11,048     20,001     9,660      9,147     20,001
 7                          14,071       11,880     11,361     20,001     9,420      8,942     20,001
 8                          14,775       12,174     11,863     20,001     9,094      8,837     20,001
 9                          15,513       12,476     12,215     20,001     8,663      8,438     20,001
10                          16,289       12,787     12,757     20,001     8,102      8,072     20,001
11                          17,103       13,211     13,281     20,001     7,448      7,418     20,001
12                          17,959       13,650     13,620     20,001     6,602      6,572     20,001
13                          18,856       14,105     14,075     20,001     5,519      5,489     20,001
14                          19,799       14,577     14,547     20,001     4,137      4,107     20,001
15                          20,789       15,065     15,035     20,001     2,373      2,343     20,001
16                          21,829       15,570     15,540     20,001       108         78     20,001
17                          22,920       16,093     16,063     20,001        --         --         --
18                          24,066       16,635     16,605     20,001        --         --         --
19                          25,270       17,197     17,167     20,001        --         --         --
20                          26,533       17,778     17,748     20,001        --         --         --

25                          33,864       21,010     20,980     22,060        --         --         --
35                          55,160       29,471     29,441     29,765        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500        9,687      8,713     20,001     9,469      8,516     20,001
 2                          11,025        9,355      8,437     20,001     8,875      8,002     20,001
 3                          11,576        9,034      8,168     20,001     8,241      7,449     20,001
 4                          12,155        8,722      8,038     20,001     7,560      6,963     20,001
 5                          12,763        8,421      7,780     20,001     6,821      6,296     20,001
 6                          13,401        8,128      7,692     20,001     6,011      5,681     20,001
 7                          14,071        7,845      7,443     20,001     5,113      4,840     20,001
 8                          14,775        7,571      7,352     20,001     4,104      3,971     20,001
 9                          15,513        7,305      7,111     20,001     2,955      2,858     20,001
10                          16,289        7,048      7,018     20,001     1,635      1,605     20,001
11                          17,103        6,853      6,823     20,001       116         86     20,001
12                          17,959        6,663      6,663     20,001        --         --         --
13                          18,856        6,477      6,447     20,001        --         --         --
14                          19,799        6,296      6,266     20,001        --         --         --
15                          20,789        6,119      6,089     20,001        --         --         --
16                          21,829        5,946      5,916     20,001        --         --         --
17                          22,920        5,777      5,747     20,001        --         --         --
18                          24,066        5,612      5,582     20,001        --         --         --
19                          25,270        5,451      5,421     20,001        --         --         --
20                          26,533        5,294      5,264     20,001        --         --         --

25                          33,864        4,561      4,531     20,001        --         --         --
35                          55,160        3,333      3,303     20,001        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500       10,493       9,713     20,001   10,265       9,485     20,001
 2                          11,025       11,437      10,657     20,001   10,954      10,174     20,001
 3                          11,576       12,468      11,688     20,001   11,706      10,926     20,001
 4                          12,155       13,595      12,965     20,001   12,532      11,902     20,001
 5                          12,763       14,827      14,197     20,001   13,447      12,817     20,001
 6                          13,401       16,174      15,744     20,001   14,467      14,037     20,001
 7                          14,071       17,646      17,216     20,001   15,615      15,185     20,001
 8                          14,775       19,260      19,030     21,378   16,919      16,689     20,001
 9                          15,513       21,038      20,808     22,930   18,420      18,190     20,078
10                          16,289       22,967      22,937     25,034   20,106      20,076     21,915
11                          17,103       25,117      25,087     27,126   21,984      21,954     23,742
12                          17,959       27,477      27,447     29,400   24,045      24,015     25,728
13                          18,856       30,046      30,016     32,149   26,288      26,258     28,128
14                          19,799       32,870      32,840     34,842   28,755      28,725     30,479
15                          20,789       35,950      35,920     38,106   31,438      31,408     33,324
16                          21,829       39,336      39,306     41,302   34,395      34,365     36,114
17                          22,920       43,028      42,998     45,178   37,611      37,581     39,491
18                          24,066       47,069      47,039     49,422   41,104      41,074     43,159
19                          25,270       51,493      51,493     54,067   44,892      44,862     47,136
20                          26,533       56,369      56,369     59,187   48,993      48,963     51,442

25                          33,864       88,612      88,612     93,042   75,081      75,081     78,834
35                          55,160       219,158    219,158    221,349   180,040    180,040    181,840
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500        9,927      9,152     20,001     9,697      8,940     20,001
 2                          11,025       10,234      9,454     20,001     9,737      8,977     20,001
 3                          11,576       10,551      9,771     20,001     9,747      8,986     20,001
 4                          12,155       10,880     10,250     20,001     9,720      9,107     20,001
 5                          12,763       11,219     10,589     20,001     9,650      9,041     20,001
 6                          13,401       11,570     11,140     20,001     9,527      9,116     20,001
 7                          14,071       11,933     11,503     20,001     9,339      8,935     20,001
 8                          14,775       12,309     12,079     20,001     9,068      8,856     20,001
 9                          15,513       12,697     12,467     20,001     8,695      8,491     20,001
10                          16,289       13,098     13,068     20,001     8,195      8,165     20,001
11                          17,103       13,533     13,503     20,001     7,553      7,523     20,001
12                          17,959       13,984     13,954     20,001     6,721      6,691     20,001
13                          18,856       14,451     14,421     20,001     5,655      5,625     20,001
14                          19,799       14,935     14,905     20,001     4,294      4,264     20,001
15                          20,789       15,436     15,406     20,001     2,557      2,527     20,001
16                          21,829       15,954     15,924     20,001       324        294     20,001
17                          22,920       16,491     16,461     20,001        --         --         --
18                          24,066       17,047     17,017     20,001        --         --         --
19                          25,270       17,623     17,593     20,001        --         --         --
20                          26,533       18,220     18,190     20,001        --         --         --

25                          33,864       21,537     21,507     22,613        --         --         --
35                          55,160       30,219     30,189     30,521        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500        9,361      8,629     20,001     9,129      8,415     20,001
 2                          11,025        9,098      8,386     20,001     8,591      7,917     20,001
 3                          11,576        8,842      8,149     20,001     8,009      7,378     20,001
 4                          12,155        8,592      8,047     20,001     7,375      6,902     20,001
 5                          12,763        8,349      7,818     20,001     6,679      6,248     20,001
 6                          13,401        8,111      7,757     20,001     5,908      5,642     20,001
 7                          14,071        7,880      7,535     20,001     5,043      4,812     20,001
 8                          14,775        7,654      7,471     20,001     4,062      3,951     20,001
 9                          15,513        7,434      7,255     20,001     2,935      2,846     20,001
10                          16,289        7,219      7,189     20,001     1,630      1,600     20,001
11                          17,103        7,021      6,991     20,001       111         81     20,001
12                          17,959        6,827      6,797     20,001        --         --         --
13                          18,856        6,637      6,607     20,001        --         --         --
14                          19,799        6,452      6,422     20,001        --         --         --
15                          20,789        6,271      6,241     20,001        --         --         --
16                          21,829        6,095      6,065     20,001        --         --         --
17                          22,920        5,922      5,892     20,001        --         --         --
18                          24,066        5,754      5,724     20,001        --         --         --
19                          25,270        5,590      5,560     20,001        --         --         --
20                          26,533        5,429      5,399     20,001        --         --         --

25                          33,864        4,682      4,652     20,001        --         --         --
35                          55,160        3,428      3,398     20,001        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 55 MALE PREFERRED
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500       10,927       9,902     45,872   10,927       9,902     45,872
 2                          11,025       11,901      10,883     45,872   11,901      10,883     45,872
 3                          11,576       12,958      11,952     45,872   12,958      11,952     45,872
 4                          12,155       14,105      13,263     45,872   14,105      13,263     45,872
 5                          12,763       15,348      14,526     45,872   15,348      14,526     45,872
 6                          13,401       16,696      16,099     45,872   16,696      16,099     45,872
 7                          14,071       18,156      17,590     45,872   18,156      17,590     45,872
 8                          14,775       19,738      19,410     45,872   19,738      19,410     45,872
 9                          15,513       21,452      21,168     45,872   21,452      21,168     45,872
10                          16,289       23,308      23,278     45,872   23,308      23,278     45,872
11                          17,103       25,526      25,496     45,872   25,525      25,495     45,872
12                          17,959       27,958      27,928     45,872   27,954      27,924     45,872
13                          18,856       30,627      30,597     45,872   30,622      30,592     45,872
14                          19,799       33,566      33,536     45,872   33,560      33,530     45,872
15                          20,789       36,813      36,783     45,872   36,806      36,776     45,872
16                          21,829       40,415      40,385     46,476   40,407      40,377     46,467
17                          22,920       44,396      44,366     50,168   44,388      44,358     50,158
18                          24,066       48,772      48,742     54,137   48,763      48,733     54,126
19                          25,270       53,584      53,584     58,406   53,574      53,574     58,395
20                          26,533       58,880      58,880     64,179   58,869      58,869     64,166

25                          33,864       94,020      94,020    99,6615   94,002      94,002     99,642
35                          55,160       236,261    236,261    248,073   230,345    230,345    241,862
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 55 MALE PREFERRED
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500       10,338      9,325     45,872    10,338      9,325     45,872
 2                          11,025       10,649      9,656     45,872    10,649      9,656     45,872
 3                          11,576       10,963      9,991     45,872    10,963      9,991     45,872
 4                          12,155       11,277     10,478     45,872    11,277     10,478     45,872
 5                          12,763       11,591     10,816     45,872    11,591     10,816     45,872
 6                          13,401       11,902     11,353     45,872    11,902     11,353     45,872
 7                          14,071       12,215     11,694     45,872    12,208     11,686     45,872
 8                          14,775       12,537     12,245     45,872    12,503     12,210     45,872
 9                          15,513       12,869     12,607     45,872    12,783     12,521     45,872
10                          16,289       13,210     13,180     45,872    13,042     13,012     45,872
11                          17,103       13,669     13,639     45,872    13,382     13,352     45,872
12                          17,959       14,146     14,116     45,872    13,695     13,665     45,872
13                          18,856       14,641     14,611     45,872    13,973     13,943     45,872
14                          19,799       15,154     15,124     45,872    14,208     14,178     45,872
15                          20,789       15,686     15,656     45,872    14,390     14,360     45,872
16                          21,829       16,238     16,208     45,872    14,504     14,474     45,872
17                          22,920       16,810     16,780     45,872    14,530     14,500     45,872
18                          24,066       17,404     17,374     45,872    14,443     14,413     45,872
19                          25,270       18,020     17,990     45,872    14,210     14,180     45,872
20                          26,533       18,658     18,628     45,872    13,795     13,765     45,872

25                          33,864       22,226     22,196     45,872     7,069      7,039     45,872
35                          55,160       31,646     31,616     45,872        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 55 MALE PREFERRED
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500        9,748      8,767     45,872     9,748      8,767     45,872
 2                          11,025        9,466      8,537     45,872     9,466      8,537     45,872
 3                          11,576        9,182      8,303     45,872     9,182      8,303     45,872
 4                          12,155        8,896      8,199     45,872     8,896      8,199     45,872
 5                          12,763        8,604      7,950     45,872     8,604      7,950     45,872
 6                          13,401        8,319      7,873     45,872     8,305      7,859     45,872
 7                          14,071        8,042      7,630     45,872     7,994      7,584     45,872
 8                          14,775        7,773      7,548     45,872     7,667      7,445     45,872
 9                          15,513        7,512      7,313     45,872     7,318      7,124     45,872
10                          16,289        7,259      7,229     45,872     6,942      6,912     45,872
11                          17,103        7,070      7,040     45,872     6,583      6,553     45,872
12                          17,959        6,885      6,855     45,872     6,177      6,147     45,872
13                          18,856        6,704      6,674     45,872     5,715      5,685     45,872
14                          19,799        6,527      6,497     45,872     5,188      5,158     45,872
15                          20,789        6,354      6,324     45,872     4,581      4,551     45,872
16                          21,829        6,185      6,155     45,872     3,877      3,847     45,872
17                          22,920        6,020      5,990     45,872     3,053      3,023     45,872
18                          24,066        5,858      5,828     45,872     2,074      2,044     45,872
19                          25,270        5,700      5,670     45,872       902        872     45,872
20                          26,533        5,545      5,515     45,872        --         --         --

25                          33,864        4,821      4,791     45,872        --         --         --
35                          55,160        3,593      3,563     45,872        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 55 MALE PREFERRED
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500       10,559       9,779     45,872   10,559       9,779     45,872
 2                          11,025       11,573      10,793     45,872   11,573      10,793     45,872
 3                          11,576       12,682      11,902     45,872   12,682      11,902     45,872
 4                          12,155       13,893      13,263     45,872   13,893      13,263     45,872
 5                          12,763       15,215      14,585     45,872   15,215      14,585     45,872
 6                          13,401       16,658      16,228     45,872   16,658      16,228     45,872
 7                          14,071       18,234      17,804     45,872   18,234      17,804     45,872
 8                          14,775       19,953      19,723     45,872   19,953      19,723     45,872
 9                          15,513       21,830      21,600     45,872   21,830      21,600     45,872
10                          16,289       23,878      23,848     45,872   23,878      23,848     45,872
11                          17,103       26,157      26,127     45,872   26,157      26,127     45,872
12                          17,959       28,655      28,625     45,872   28,655      28,625     45,872
13                          18,856       31,401      31,371     45,872   31,400      31,370     45,872
14                          19,799       34,426      34,396     45,872   34,426      34,396     45,872
15                          20,789       37,773      37,743     45,872   37,772      37,742     45,872
16                          21,829       41,483      41,453     47,705   41,483      41,453     47,705
17                          22,920       45,571      45,541     51,495   45,571      45,541     51,495
18                          24,066       50,064      50,064     55,570   50,063      50,063     55,570
19                          25,270       55,037      55,037     59,990   55,037      55,037     59,989
20                          26,533       60,477      60,477     65,919   60,476      60,476     65,919

25                          33,864       96,569      96,569    102,363   96,569      96,569    102,362
35                          55,160       242,667    242,667    254,800   236,635    236,635    248,466
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 55 MALE PREFERRED
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500        9,989      9,210     45,872     9,989      9,210     45,872
 2                          11,025       10,355      9,575     45,872    10,355      9,575     45,872
 3                          11,576       10,728      9,948     45,872    10,728      9,948     45,872
 4                          12,155       11,107     10,477     45,872    11,107     10,477     45,872
 5                          12,763       11,490     10,860     45,872    11,490     10,860     45,872
 6                          13,401       11,875     11,445     45,872    11,875     11,445     45,872
 7                          14,071       12,267     11,837     45,872    12,259     11,829     45,872
 8                          14,775       12,672     12,442     45,872    12,638     12,408     45,872
 9                          15,513       13,092     12,862     45,872    13,008     12,778     45,872
10                          16,289       13,528     13,498     45,872    13,364     13,334     45,872
11                          17,103       13,999     13,969     45,872    13,719     13,689     45,872
12                          17,959       14,488     14,458     45,872    14,048     14,018     45,872
13                          18,856       14,996     14,966     45,872    14,344     14,314     45,872
14                          19,799       15,522     15,492     45,872    14,599     14,569     45,872
15                          20,789       16,068     16,038     45,872    14,803     14,773     45,872
16                          21,829       16,634     16,604     45,872    14,940     14,910     45,872
17                          22,920       17,221     17,191     45,872    14,993     14,963     45,872
18                          24,066       17,830     17,800     45,872    14,936     14,906     45,872
19                          25,270       18,461     18,431     45,872    14,737     14,707     45,872
20                          26,533       19,117     19,087     45,872    14,361     14,331     45,872

25                          33,864       22,776     22,746     45,872     7,966      7,936     45,872
35                          55,160       32,438     32,408     45,872        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 55 MALE PREFERRED
                         ISSUE AGE 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500        9,419      8,682     45,872     9,419      8,682     45,872
 2                          11,025        9,205      8,484     45,872     9,205      8,484     45,872
 3                          11,576        8,986      8,282     45,872     8,986      8,282     45,872
 4                          12,155        8,761      8,206     45,872     8,761      8,206     45,872
 5                          12,763        8,528      7,987     45,872     8,528      7,987     45,872
 6                          13,401        8,299      7,937     45,872     8,284      7,923     45,872
 7                          14,071        8,075      7,722     45,872     8,026      7,675     45,872
 8                          14,775        7,856      7,669     45,872     7,749      7,564     45,872
 9                          15,513        7,642      7,460     45,872     7,448      7,269     45,872
10                          16,289        7,434      7,404     45,872     7,115      7,085     45,872
11                          17,103        7,241      7,211     45,872     6,755      6,725     45,872
12                          17,959        7,052      7,022     45,872     6,347      6,317     45,872
13                          18,856        6,868      6,838     45,872     5,884      5,854     45,872
14                          19,799        6,687      6,657     45,872     5,355      5,325     45,872
15                          20,789        6,511      6,481     45,872     4,747      4,717     45,872
16                          21,829        6,338      6,308     45,872     4,043      4,013     45,872
17                          22,920        6,169      6,139     45,872     3,219      3,189     45,872
18                          24,066        6,004      5,974     45,872     2,241      2,211     45,872
19                          25,270        5,843      5,813     45,872     1,070      1,040     45,872
20                          26,533        5,685      5,655     45,872        --         --         --

25                          33,864        4,946      4,916     45,872        --         --         --
35                          55,160        3,693      3,663     45,872        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                         ISSUE AGE 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500       10,921       9,895     28,491   10,921       9,895     28,491
 2                          11,025       11,875      10,857     28,491   11,875      10,857     28,491
 3                          11,576       12,895      11,889     28,491   12,895      11,889     28,491
 4                          12,155       13,992      13,152     28,491   13,987      13,147     28,491
 5                          12,763       15,185      14,365     28,491   15,158      14,338     28,491
 6                          13,401       16,482      15,887     28,491   16,414      15,819     28,491
 7                          14,071       17,893      17,329     28,491   17,764      17,201     28,491
 8                          14,775       19,427      19,100     28,491   19,221      18,895     28,491
 9                          15,513       21,096      20,813     28,491   20,799      20,517     28,491
10                          16,289       22,911      22,881     28,491   22,521      22,491     28,491
11                          17,103       25,087      25,057     28,491   24,618      24,588     28,491
12                          17,959       27,511      27,481     29,437   26,979      26,949     28,867
13                          18,856       30,185      30,155     32,297   29,600      29,570     31,671
14                          19,799       33,120      33,090     35,106   32,477      32,447     34,425
15                          20,789       36,323      36,293     38,502   35,617      35,587     37,754
16                          21,829       39,843      39,813     41,834   39,068      39,038     41,021
17                          22,920       43,681      43,651     45,864   42,831      42,801     44,972
18                          24,066       47,859      47,829     50,251   46,927      46,897     49,273
19                          25,270       52,436      52,436     55,058   51,379      51,379     53,947
20                          26,533       57,488      57,488     60,362   56,241      56,241     59,053

25                          33,864       91,052      91,052     95,604   87,126      87,126     91,482
35                          55,160       228,413    228,413    230,696   209,893    209,893    211,992
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                         ISSUE AGE 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500       10,331      9,319     28,491    10,331      9,319     28,491
 2                          11,025       10,622      9,629     28,491    10,622      9,629     28,491
 3                          11,576       10,898      9,927     28,491    10,897      9,927     28,491
 4                          12,155       11,182     10,384     28,491    11,154     10,356     28,491
 5                          12,763       11,474     10,701     28,491    11,385     10,613     28,491
 6                          13,401       11,775     11,227     28,491    11,585     11,039     28,491
 7                          14,071       12,084     11,563     28,491    11,744     11,226     28,491
 8                          14,775       12,402     12,110     28,491    11,850     11,561     28,491
 9                          15,513       12,730     12,468     28,491    11,890     11,630     28,491
10                          16,289       13,066     13,036     28,491    11,844     11,814     28,491
11                          17,103       13,521     13,491     28,491    11,791     11,761     28,491
12                          17,959       13,992     13,962     28,491    11,617     11,587     28,491
13                          18,856       14,481     14,451     28,491    11,295     11,265     28,491
14                          19,799       14,988     14,958     28,491    10,792     10,762     28,491
15                          20,789       15,514     15,484     28,491    10,063     10,033     28,491
16                          21,829       16,060     16,030     28,491     9,045      9,015     28,491
17                          22,920       16,626     16,596     28,491     7,649      7,619     28,491
18                          24,066       17,212     17,182     28,491     5,750      5,720     28,491
19                          25,270       17,821     17,791     28,491     3,173      3,143     28,491
20                          26,533       18,452     18,422     28,491        --         --         --

25                          33,864       21,978     21,948     28,491        --         --         --
35                          55,160       31,289     31,259     31,602        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                         ISSUE AGE 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500        9,742      8,762     28,491     9,742      8,762     28,491
 2                          11,025        9,439      8,512     28,491     9,439      8,512     28,491
 3                          11,576        9,128      8,254     28,491     9,116      8,243     28,491
 4                          12,155        8,827      8,135     28,491     8,769      8,081     28,491
 5                          12,763        8,535      7,886     28,491     8,390      7,751     28,491
 6                          13,401        8,251      7,809     28,491     7,970      7,542     28,491
 7                          14,071        7,976      7,567     28,491     7,498      7,112     28,491
 8                          14,775        7,709      7,487     28,491     6,959      6,755     28,491
 9                          15,513        7,451      7,253     28,491     6,332      6,160     28,491
10                          16,289        7,199      7,169     28,491     5,595      5,565     28,491
11                          17,103        7,012      6,982     28,491     4,762      4,732     28,491
12                          17,959        6,828      6,798     28,491     3,754      3,724     28,491
13                          18,856        6,648      6,618     28,491     2,534      2,504     28,491
14                          19,799        6,473      6,443     28,491     1,054      1,024     28,491
15                          20,789        6,301      6,271     28,491        --         --         --
16                          21,829        6,133      6,103     28,491        --         --         --
17                          22,920        5,969      5,939     28,491        --         --         --
18                          24,066        5,808      5,778     28,491        --         --         --
19                          25,270        5,651      5,621     28,491        --         --         --
20                          26,533        5,497      5,467     28,491        --         --         --

25                          33,864        4,778      4,748     28,491        --         --         --
35                          55,160        3,559      3,529     28,491        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                         ISSUE AGE 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500       10,552       9,772     28,491   10,552       9,772     28,491
 2                          11,025       11,546      10,766     28,491   11,546      10,766     28,491
 3                          11,576       12,617      11,837     28,491   12,617      11,837     28,491
 4                          12,155       13,778      13,148     28,491   13,771      13,141     28,491
 5                          12,763       15,050      14,420     28,491   15,018      14,388     28,491
 6                          13,401       16,442      16,012     28,491   16,367      15,937     28,491
 7                          14,071       17,966      17,536     28,491   17,829      17,399     28,491
 8                          14,775       19,635      19,405     28,491   19,420      19,190     28,491
 9                          15,513       21,461      21,231     28,491   21,161      20,931     28,491
10                          16,289       23,460      23,430     28,491   23,078      23,048     28,491
11                          17,103       25,697      25,667     28,491   25,250      25,220     28,491
12                          17,959       28,196      28,166     30,170   27,696      27,666     29,634
13                          18,856       30,937      30,907     33,102   30,387      30,357     32,514
14                          19,799       33,946      33,916     35,982   33,342      33,312     35,342
15                          20,789       37,230      37,200     39,463   36,567      36,537     38,760
16                          21,829       40,838      40,808     42,880   40,110      40,080     42,115
17                          22,920       44,773      44,743     47,011   43,974      43,944     46,173
18                          24,066       49,057      49,027     51,509   48,181      48,151     50,589
19                          25,270       53,750      53,750     56,437   52,752      52,752     55,389
20                          26,533       58,928      58,928     61,873   57,745      57,745     60,632

25                          33,864       93,333      93,333     97,999   89,455      89,455     93,927
35                          55,160       234,133    234,133    236,474   215,506    215,506    217,660
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

36                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                         ISSUE AGE 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500        9,982      9,204     28,491     9,982      9,204     28,491
 2                          11,025       10,327      9,547     28,491    10,327      9,547     28,491
 3                          11,576       10,664      9,884     28,491    10,662      9,882     28,491
 4                          12,155       11,013     10,383     28,491    10,980     10,350     28,491
 5                          12,763       11,374     10,744     28,491    11,278     10,648     28,491
 6                          13,401       11,748     11,318     28,491    11,549     11,119     28,491
 7                          14,071       12,135     11,705     28,491    11,784     11,354     28,491
 8                          14,775       12,536     12,306     28,491    11,972     11,742     28,491
 9                          15,513       12,952     12,722     28,491    12,098     11,868     28,491
10                          16,289       13,382     13,352     28,491    12,146     12,116     28,491
11                          17,103       13,848     13,818     28,491    12,116     12,086     28,491
12                          17,959       14,331     14,301     28,491    11,968     11,938     28,491
13                          18,856       14,833     14,803     28,491    11,678     11,648     28,491
14                          19,799       15,353     15,323     28,491    11,213     11,183     28,491
15                          20,789       15,893     15,863     28,491    10,531     10,501     28,491
16                          21,829       16,452     16,422     28,491     9,569      9,539     28,491
17                          22,920       17,033     17,003     28,491     8,244      8,214     28,491
18                          24,066       17,634     17,604     28,491     6,434      6,404     28,491
19                          25,270       18,259     18,229     28,491     3,972      3,942     28,491
20                          26,533       18,906     18,876     28,491       625        595     28,491

25                          33,864       22,523     22,493     28,491        --         --         --
35                          55,160       32,074     32,044     32,394        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
--------------------------------------------------------------------------------
                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE 65 MALE PREFERRED
                         ISSUE AGE 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.82% NET)

                                               CURRENT CHARGES*
                                                                             GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------
END OF                   ACCUMULATED                 CASH                            CASH
POLICY                  AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH    ACCOUNT   SURRENDER    DEATH
YEAR                       PER YEAR       VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------
 1                          10,500        9,412      8,677     28,491     9,412      8,677     28,491
 2                          11,025        9,177      8,459     28,491     9,177      8,459     28,491
 3                          11,576        8,932      8,232     28,491     8,919      8,220     28,491
 4                          12,155        8,693      8,142     28,491     8,632      8,084     28,491
 5                          12,763        8,460      7,922     28,491     8,309      7,781     28,491
 6                          13,401        8,232      7,873     28,491     7,943      7,596     28,491
 7                          14,071        8,010      7,659     28,491     7,522      7,191     28,491
 8                          14,775        7,792      7,607     28,491     7,029      6,859     28,491
 9                          15,513        7,580      7,399     28,491     6,446      6,287     28,491
10                          16,289        7,373      7,343     28,491     5,749      5,719     28,491
11                          17,103        7,182      7,152     28,491     4,918      4,888     28,491
12                          17,959        6,994      6,964     28,491     3,913      3,883     28,491
13                          18,856        6,811      6,781     28,491     2,697      2,667     28,491
14                          19,799        6,632      6,602     28,491     1,223      1,193     28,491
15                          20,789        6,457      6,427     28,491        --         --         --
16                          21,829        6,285      6,255     28,491        --         --         --
17                          22,920        6,117      6,087     28,491        --         --         --
18                          24,066        5,954      5,924     28,491        --         --         --
19                          25,270        5,793      5,763     28,491        --         --         --
20                          26,533        5,636      5,606     28,491        --         --         --

25                          33,864        4,903      4,873     28,491        --         --         --
35                          55,160        3,659      3,629     28,491        --         --         --
------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Five and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Five (Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, Research, U.S. Government and High Quality Bond, Utilities Growth and Income, Vista, and Voyager), (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 15, 1999                ARTHUR ANDERSEN LLP

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Assets & Liabilities
--------------------------------------------------------------------------------

 December 31, 1998                  Asia Pacific   Diversified    The George    Global Asset
                                    Growth         Income         Putnam Fund   Allocation
                                    Sub-Account    Sub-Account    of Boston     Sub-Account
                                                                  Sub-Account
 -------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------
 PUTNAM VT ASIA PACIFIC GROWTH
 FUND
  Shares 45,266
  Cost $459,302
  ..........................................................................................
    Market Value:                     $377,065      $        --     $    --      $        --
 -------------------------------------------------------------------------------------------
 PUTNAM VT DIVERSIFIED INCOME FUND
  Shares 261,588
  Cost $2,865,478
  ..........................................................................................
    Market Value:                           --        2,744,055          --               --
 -------------------------------------------------------------------------------------------
 PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
  Shares 8,504
  Cost $85,947
  ..........................................................................................
    Market Value:                           --               --      87,421               --
 -------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
  Shares 208,991
  Cost $3,556,181
  ..........................................................................................
    Market Value:                           --               --          --        3,960,381
 -------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL GROWTH FUND
  Shares 477,729
  Cost $8,042,791
  ..........................................................................................
    Market Value:                           --               --          --               --
 -------------------------------------------------------------------------------------------
 PUTNAM VT GROWTH AND INCOME FUND
  Shares 1,176,109
  Cost $28,936,293
  ..........................................................................................
    Market Value:                           --               --          --               --
 -------------------------------------------------------------------------------------------
 PUTNAM VT HEALTH SCIENCES FUND
  Shares 26,666
  Cost $266,542
  ..........................................................................................
    Market Value:                           --               --          --               --
 -------------------------------------------------------------------------------------------
 Due from Hartford Life & Annuity
  Insurance Company                          3               64          --               36
  ..........................................................................................
 Receivable from fund shares sold           --               --          --               --
  ..........................................................................................
 Total Assets                          377,068        2,744,119      87,421        3,960,417
  ..........................................................................................
 LIABILITIES
 Due to Hartford Life & Annuity
  Insurance Company                         --               --          --               --
  ..........................................................................................
 Payable for fund shares purchased          --               --          --               --
  ..........................................................................................
 TOTAL LIABILITIES                          --               --          --               --
 -------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)                $377,068      $ 2,744,119     $87,421      $ 3,960,417
 -------------------------------------------------------------------------------------------

 December 31, 1998                  Global       Growth         Health
                                    Growth       and Income     Sciences
                                    Sub-Account  Sub-Account    Sub-Account

 ----------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------
 PUTNAM VT ASIA PACIFIC GROWTH
 FUND
  Shares 45,266
  Cost $459,302
  ................................
    Market Value:                   $        --  $         --     $     --
 -------------------------------------------------------------------------------------------
 PUTNAM VT DIVERSIFIED INCOME FUND
  Shares 261,588
  Cost $2,865,478
  ................................
    Market Value:                            --            --           --
 -------------------------------------------------------------------------------------------
 PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
  Shares 8,504
  Cost $85,947
  ................................
    Market Value:                            --            --           --
 -------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
  Shares 208,991
  Cost $3,556,181
  ................................
    Market Value:                            --            --           --
 -------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL GROWTH FUND
  Shares 477,729
  Cost $8,042,791
  ................................
    Market Value:                     9,688,338            --           --
 -------------------------------------------------------------------------------------------
 PUTNAM VT GROWTH AND INCOME FUND
  Shares 1,176,109
  Cost $28,936,293
  ................................
    Market Value:                            --    33,836,645           --
 -------------------------------------------------------------------------------------------
 PUTNAM VT HEALTH SCIENCES FUND
  Shares 26,666
  Cost $266,542
  ................................
    Market Value:                            --            --      291,722
 -------------------------------------------------------------------------------------------
 Due from Hartford Life & Annuity
  Insurance Company                          --            --           --
  ................................
 Receivable from fund shares sold            --            --           --
  ................................
 Total Assets                         9,688,338    33,836,645      291,722
  ................................
 LIABILITIES
 Due to Hartford Life & Annuity
  Insurance Company                          29            53           --
  ................................
 Payable for fund shares purchased           --           209            1
  ................................
 TOTAL LIABILITIES                           29           262            1
 -------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $ 9,688,309  $ 33,836,383     $291,721
 -------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Assets and Liabilities (continued)
--------------------------------------------------------------------------------

 December 31, 1998                  High Yield     International  International  International
                                    Sub-Account    Growth         Growth and     New
                                                   Sub-Account    Income         Opportunities
                                                                  Sub-Account    Sub-Account
 --------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 --------------------------------------------------------------------------------------------
 PUTNAM VT HIGH YIELD FUND
  Shares 329,573
  Cost $4,210,751
  ...........................................................................................
    Market Value:                     $3,856,004     $     --       $     --       $     --
 --------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 57,698
  Cost $697,874
  ...........................................................................................
    Market Value:                             --      780,074             --             --
 --------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
  Shares 60,301
  Cost $718,967
  ...........................................................................................
    Market Value:                             --           --        738,081             --
 --------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
  Shares 62,518
  Cost $665,327
  ...........................................................................................
    Market Value:                             --           --             --        718,333
 --------------------------------------------------------------------------------------------
 PUTNAM VT INVESTORS FUND
  Shares 21,886
  Cost $227,856
  ...........................................................................................
    Market Value:                             --           --             --             --
 --------------------------------------------------------------------------------------------
 PUTNAM VT MONEY MARKET FUND
  Shares 3,594,608
  Cost $3,594,608
  ...........................................................................................
    Market Value:                             --           --             --             --
 --------------------------------------------------------------------------------------------
 PUTNAM VT NEW OPPORTUNITIES FUND
  Shares 681,464
  Cost $12,250,816
  ...........................................................................................
    Market Value:                             --           --             --             --
 --------------------------------------------------------------------------------------------
 Due from Hartford Life & Annuity
  Insurance Company                           18           18             --             --
  ...........................................................................................
 Receivable from fund shares sold             --           --             --             --
  ...........................................................................................
 Total Assets                          3,856,022      780,092        738,081        718,333
  ...........................................................................................
 LIABILITIES
 Due to Hartford Life & Annuity
  Insurance Company                           --           --             42             10
  ...........................................................................................
 Payable for fund shares purchased            --           --             --             --
  ...........................................................................................
 TOTAL LIABILITIES                            --           --             42             10
 --------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)                $3,856,022     $780,092       $738,039       $718,323
 --------------------------------------------------------------------------------------------

 December 31, 1998                  Investors      Money          New
                                    Sub-Account    Market         Opportunities
                                                   Sub-Account    Sub-Account

 --------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 --------------------------------------------------------------------------------------------
 PUTNAM VT HIGH YIELD FUND
  Shares 329,573
  Cost $4,210,751
  ................................
    Market Value:                     $     --       $       --    $          --
 --------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 57,698
  Cost $697,874
  ................................
    Market Value:                           --               --               --
 --------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
  Shares 60,301
  Cost $718,967
  ................................
    Market Value:                           --               --               --
 --------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
  Shares 62,518
  Cost $665,327
  ................................
    Market Value:                           --               --               --
 --------------------------------------------------------------------------------------------
 PUTNAM VT INVESTORS FUND
  Shares 21,886
  Cost $227,856
  ................................
    Market Value:                      254,975               --               --
 --------------------------------------------------------------------------------------------
 PUTNAM VT MONEY MARKET FUND
  Shares 3,594,608
  Cost $3,594,608
  ................................
    Market Value:                           --        3,594,608               --
 --------------------------------------------------------------------------------------------
 PUTNAM VT NEW OPPORTUNITIES FUND
  Shares 681,464
  Cost $12,250,816
  ................................
    Market Value:                           --               --       17,758,954
 --------------------------------------------------------------------------------------------
 Due from Hartford Life & Annuity
  Insurance Company                          1           88,017              561
  ................................
 Receivable from fund shares sold           --               --               --
  ................................
 Total Assets                          254,976        3,682,625       17,759,515
  ................................
 LIABILITIES
 Due to Hartford Life & Annuity
  Insurance Company                         --               --               --
  ................................
 Payable for fund shares purchased          --           87,285               --
  ................................
 TOTAL LIABILITIES                          --           87,285               --
 --------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)                $254,976       $3,595,340    $  17,759,515
 --------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

 December 31, 1998                  New           OTC &         Research      U.S. Government
                                    Value         Emerging      Sub-Account   and High
                                    Sub-Account   Growth                      Quality Bond
                                                  Sub-Account                 Sub-Account
 ----------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 ----------------------------------------------------------------------------------------------
 PUTNAM VT NEW VALUE FUND
  Shares 71,088
  Cost $755,429
  .............................................................................................
    Market Value:                    $855,191       $    --        $   --         $       --
 ----------------------------------------------------------------------------------------------
 PUTNAM VT OTC & EMERGING GROWTH
 FUND
  Shares 4,540
  Cost $41,954
  .............................................................................................
    Market Value:                          --        45,809            --                 --
 ----------------------------------------------------------------------------------------------
 PUTNAM RESEARCH FUND
  Shares 531
  Cost $5,337
  .............................................................................................
    Market Value:                          --            --         6,329                 --
 ----------------------------------------------------------------------------------------------
 PUTNAM VT U.S. GOVERNMENT AND
 HIGH QUALITY BOND FUND
  Shares 129,727
  Cost $1,705,963
  .............................................................................................
    Market Value:                          --            --            --          1,781,152
 ----------------------------------------------------------------------------------------------
 PUTNAM VT UTILITIES GROWTH &
 INCOME FUND
  Shares 180,546
  Cost $2,627,965
  .............................................................................................
    Market Value:                          --            --            --                 --
 ----------------------------------------------------------------------------------------------
 PUTNAM VT VISTA FUND
  Shares 47,643
  Cost $554,768
  .............................................................................................
    Market Value:                          --            --            --                 --
 ----------------------------------------------------------------------------------------------
 PUTNAM VT VOYAGER FUND
  Shares 430,252
  Cost $14,508,848
  .............................................................................................
    Market Value:                          --            --            --                 --
 ----------------------------------------------------------------------------------------------
 Due from Hartford Life & Annuity
  Insurance Company                        --            --            --                 --
  .............................................................................................
 Receivable from fund shares sold          --            --            --                 --
  .............................................................................................
 Total Assets                         855,191        45,809         6,329          1,781,152
  .............................................................................................
 LIABILITIES
 Due to Hartford Life & Annuity
  Insurance Company                         5            --            --                  1
  .............................................................................................
 Payable for fund shares purchased         --            --            --                 --
  .............................................................................................
 TOTAL LIABILITIES                          5            --            --                  1
 ----------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $855,186       $45,809        $6,329         $1,781,151
 ----------------------------------------------------------------------------------------------

 December 31, 1998                  Utilities      Vista          Voyager
                                    Growth         Sub-Account    Sub-Account
                                    and Income
                                    Sub-Account
 ----------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 ----------------------------------------------------------------------------------------------
 PUTNAM VT NEW VALUE FUND
  Shares 71,088
  Cost $755,429
  ................................
    Market Value:                    $        --     $     --     $         --
 ----------------------------------------------------------------------------------------------
 PUTNAM VT OTC & EMERGING GROWTH
 FUND
  Shares 4,540
  Cost $41,954
  ................................
    Market Value:                             --           --               --
 ----------------------------------------------------------------------------------------------
 PUTNAM RESEARCH FUND
  Shares 531
  Cost $5,337
  ................................
    Market Value:                             --           --               --
 ----------------------------------------------------------------------------------------------
 PUTNAM VT U.S. GOVERNMENT AND
 HIGH QUALITY BOND FUND
  Shares 129,727
  Cost $1,705,963
  ................................
    Market Value:                             --           --               --
 ----------------------------------------------------------------------------------------------
 PUTNAM VT UTILITIES GROWTH &
 INCOME FUND
  Shares 180,546
  Cost $2,627,965
  ................................
    Market Value:                      3,284,125           --               --
 ----------------------------------------------------------------------------------------------
 PUTNAM VT VISTA FUND
  Shares 47,643
  Cost $554,768
  ................................
    Market Value:                             --      701,307               --
 ----------------------------------------------------------------------------------------------
 PUTNAM VT VOYAGER FUND
  Shares 430,252
  Cost $14,508,848
  ................................
    Market Value:                             --           --       19,727,033
 ----------------------------------------------------------------------------------------------
 Due from Hartford Life & Annuity
  Insurance Company                          205           --              619
  ................................
 Receivable from fund shares sold             --           --               --
  ................................
 Total Assets                          3,284,330      701,307       19,727,652
  ................................
 LIABILITIES
 Due to Hartford Life & Annuity
  Insurance Company                           --            3               --
  ................................
 Payable for fund shares purchased            --           --              209
  ................................
 TOTAL LIABILITIES                            --            3              209
 ----------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $ 3,284,330     $701,304     $ 19,727,443
 ----------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Assets and Liabilities (continued)

 -------------------------------------------------------------------------------------
 December 31, 1998                             Units         Unit        Contract
                                               Owned by      Price       Liability
                                               Participants
 -------------------------------------------------------------------------------------
 Deferred life contracts:
  Asia Pacific Growth Fund                          41,882    $9.003084  $    377,068
  ....................................................................................
  Diversified Income Fund                          198,869    13.798650     2,744,119
  ....................................................................................
  George Putnam Fund                                 8,456    10.338503        87,421
  ....................................................................................
  Global Asset Allocation                          202,019    19.604138     3,960,417
  ....................................................................................
  Global Growth Fund                               477,598    20.285477     9,688,309
  ....................................................................................
  Growth and Income Fund                         1,426,245    23.724100    33,836,383
  ....................................................................................
  Health Sciences Fund                              26,640    10.950541       291,721
  ....................................................................................
  High Yield Fund                                  268,383    14.367617     3,856,022
  ....................................................................................
  International Growth Fund                         56,593    13.784342       780,092
  ....................................................................................
  International Growth and Income Fund              55,543    13.287617       738,039
  ....................................................................................
  International New Opportunities Fund              62,218    11.545331       718,323
  ....................................................................................
  Investors Fund                                    22,097    11.539064       254,976
  ....................................................................................
  Money Market Fund                              2,932,369     1.226087     3,595,340
  ....................................................................................
  New Opportunities Fund                           722,243    24.589388    17,759,515
  ....................................................................................
  New Value Fund                                    68,439    12.495592       855,186
  ....................................................................................
  OTC & Emerging Markets Fund                        4,547    10.074314        45,809
  ....................................................................................
  Research Fund                                        505    12.540201         6,329
  ....................................................................................
  U.S. Government and High Quality Bond Fund       122,682    14.518456     1,781,151
  ....................................................................................
  Utilities Growth and Income Fund                 148,147    22.169452     3,284,330
  ....................................................................................
  Vista Fund                                        47,638    14.721507       701,304
  ....................................................................................
  Voyager Fund                                     783,992    25.162820    19,727,443
  ....................................................................................
 GRAND TOTAL:                                                            $105,089,297
 -------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Operations
--------------------------------------------------------------------------------

 For the Year Ended                 Asia Pacific   Diversified   The George    Global
 December 31, 1998                  Growth         Income        Putnam Fund   Asset
                                    Sub-Account    Sub-Account   of Boston     Allocation
                                                                 Sub-Account*  Sub-Account
 -----------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $ 15,691       $115,993      $   533       $ 74,618
  ........................................................................................
  Capital gains income                      --         49,267           --        320,508
  ........................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ........................................................................................
  Net realized gain (loss) on
    security transactions               (2,525)        (4,217)          (1)        (1,780)
  ........................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (33,195)      (207,136)       1,474         50,334
  ........................................................................................
  Net gain (loss) on investments       (35,720)      (211,353)       1,473         48,554
 -----------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                        $(20,029)      $(46,093)     $ 2,006       $443,680
 -----------------------------------------------------------------------------------------

 For the Year Ended                 Global       Growth         Health
 December 31, 1998                  Growth       and Income     Sciences
                                    Sub-Account  Sub-Account    Sub-Account*

 ---------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $   192,953  $    462,353     $   260
  ................................
  Capital gains income                  964,765     3,018,243          --
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions                 3,991        (9,131)     (8,148)
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   952,580       635,979      25,180
  ................................
  Net gain (loss) on investments        956,571       626,848      17,032
 -----------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                      $ 2,114,289  $  4,107,444     $17,292
 -----------------------------------------------------------------------------------------

*From inception, April 30, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Operations (continued)
--------------------------------------------------------------------------------

 For the Year Ended                 High Yield      International International International
 December 31, 1998                  Sub-Account     Growth        Growth and    New
                                                    Sub-Account   Income        Opportunities
                                                                  Sub-Account   Sub-Account
 ------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $ 317,574       $ 2,618       $ 9,068       $ 1,182
  .........................................................................................
  Capital gains income                   49,833            --        23,112            --
  .........................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .........................................................................................
  Net realized gain (loss) on
    security transactions                (5,698)          162        (8,827)          627
  .........................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (617,216)       68,425         5,747        84,216
  .........................................................................................
  Net gain (loss) on investments       (622,914)       68,587        (3,080)       84,843
 ------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                        $(255,507)      $71,205       $29,100       $86,025
 ------------------------------------------------------------------------------------------

 For the Year Ended                 Investors     Money          New
 December 31, 1998                  Sub-Account*  Market         Opportunities
                                                  Sub-Account    Sub-Account

 ------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $   279       $203,946      $        --
  ................................
  Capital gains income                     --             --          199,094
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions                  (2)            --          (13,414)
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  27,119             --        3,153,786
  ................................
  Net gain (loss) on investments       27,117             --        3,140,372
 ------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                        $27,396       $203,946      $ 3,339,466
 ------------------------------------------------------------------------------------------

*From inception, April 30, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Operations (continued)
--------------------------------------------------------------------------------

 For the Year Ended                 New          OTC &        Research      U.S. Government
 December 31, 1998                  Value        Emerging     Sub-Account** and High
                                    Sub-Account  Growth                     Quality Bond
                                                 Sub-Account*               Sub-Account
 ------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $15,023       $   11        $   10         $ 69,049
  .........................................................................................
  Capital gains income                14,769           --             1            1,797
  .........................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .........................................................................................
  Net realized gain (loss) on
    security transactions            (10,038)      (2,332)            5            2,076
  .........................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 16,198        3,855           992           46,607
  .........................................................................................
  Net gain (loss) on investments       6,160        1,523           997           48,683
 ------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                       $35,952       $1,534        $1,008         $119,529
 ------------------------------------------------------------------------------------------

 For the Year Ended                 Utilities    Vista         Voyager
 December 31, 1998                  Growth       Sub-Account   Sub-Account
                                    and Income
                                    Sub-Account
 ------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 81,719      $    --     $    36,862
  ................................
  Capital gains income                140,845           --         899,428
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions              (5,378)      (5,989)         (5,067)
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 193,433      104,296       2,742,962
  ................................
  Net gain (loss) on investments      188,055       98,307       2,737,895
 ------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                       $410,619      $98,307     $ 3,674,185
 ------------------------------------------------------------------------------------------

 *From inception, April 30, 1998, to December 31, 1998.
**From inception, October 1, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

 For the Year Ended                 Asia Pacific   Diversified     The George     Global Asset
 December 31, 1998                  Growth         Income          Putnam Fund    Allocation
                                    Sub-Account    Sub-Account     of Boston      Sub-Account
                                                                   Sub-Account*
 ----------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)        $ 15,691       $   115,993     $    533       $    74,618
  .............................................................................................
  Capital gains income                      --            49,267           --           320,508
  .............................................................................................
  Net realized gain (loss) on
    security transactions               (2,525)           (4,217)          (1)           (1,780)
  .............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (33,195)         (207,136)       1,474            50,334
  .............................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         (20,029)          (46,093)       2,006           443,680
  .............................................................................................
 UNIT TRANSACTIONS:
  Purchases                                 --               247        1,000                30
  .............................................................................................
  Net transfers                         44,963           504,241       84,597           567,261
  .............................................................................................
  Surrenders                            (6,023)         (147,039)        (131)         (159,728)
  .............................................................................................
  Net loan activity                         (6)          (46,391)          --            (1,101)
  .............................................................................................
  Cost of insurance                     (2,403)          (19,553)         (51)          (22,714)
  .............................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                        36,531           291,505       85,415           383,748
  .............................................................................................
  Total increase (decrease) in net
    assets                              16,502           245,412       87,421           827,428
  .............................................................................................
 NET ASSETS:
  Beginning of period                  360,566         2,498,707           --         3,132,989
 ----------------------------------------------------------------------------------------------
  END OF PERIOD                       $377,068       $ 2,744,119     $ 87,421       $ 3,960,417
 ----------------------------------------------------------------------------------------------

 For the Year Ended                 Global       Growth         Health
 December 31, 1998                  Growth       and Income     Sciences
                                    Sub-Account  Sub-Account    Sub-Account*

 ----------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $   192,953  $    462,353     $    260
  ................................
  Capital gains income                  964,765     3,018,243           --
  ................................
  Net realized gain (loss) on
    security transactions                 3,991        (9,131)      (8,148)
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   952,580       635,979       25,180
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                        2,114,289     4,107,444       17,292
  ................................
 UNIT TRANSACTIONS:
  Purchases                                 133           475        1,000
  ................................
  Net transfers                       1,500,956     6,667,783      275,928
  ................................
  Surrenders                           (236,217)   (1,155,100)      (1,830)
  ................................
  Net loan activity                     (27,699)      (95,023)          (2)
  ................................
  Cost of insurance                     (53,883)     (190,625)        (667)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      1,183,290     5,227,510      274,429
  ................................
  Total increase (decrease) in net
    assets                            3,297,579     9,334,954      291,721
  ................................
 NET ASSETS:
  Beginning of period                 6,390,730    24,501,429           --
 ----------------------------------------------------------------------------------------------
  END OF PERIOD                     $ 9,688,309  $ 33,836,383     $291,721
 ----------------------------------------------------------------------------------------------

*From inception, April 30, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 For the Year Ended                 High Yield       International  International  International
 December 31, 1998                  Sub-Account      Growth         Growth and     New
                                                     Sub-Account    Income         Opportunities
                                                                    Sub-Account    Sub-Account
 ----------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)        $    317,574     $  2,618       $  9,068       $  1,182
  .............................................................................................
  Capital gains income                      49,833           --         23,112             --
  .............................................................................................
  Net realized gain (loss) on
    security transactions                   (5,698)         162         (8,827)           627
  .............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                     (617,216)      68,425          5,747         84,216
  .............................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                            (255,507)      71,205         29,100         86,025
  .............................................................................................
 UNIT TRANSACTIONS:
  Purchases                                     --           --             12             --
  .............................................................................................
  Net transfers                            955,419      436,437        369,699         96,630
  .............................................................................................
  Surrenders                              (189,929)     (32,004)       (18,515)       (12,804)
  .............................................................................................
  Net loan activity                          4,370         (476)          (160)           (16)
  .............................................................................................
  Cost of insurance                        (26,315)      (3,272)        (3,970)        (4,122)
  .............................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                           743,545      400,685        347,066         79,688
  .............................................................................................
  Total increase (decrease) in net
    assets                                 488,038      471,890        376,166        165,713
  .............................................................................................
 NET ASSETS:
  Beginning of period                    3,367,984      308,202        361,873        552,610
 ----------------------------------------------------------------------------------------------
  END OF PERIOD                       $  3,856,022     $780,092       $738,039       $718,323
 ----------------------------------------------------------------------------------------------

 For the Year Ended                 Investors      Money           New
 December 31, 1998                  Sub-Account*   Market          Opportunities
                                                   Sub-Account     Sub-Account

 ----------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)        $    279      $    203,946    $         --
  ................................
  Capital gains income                      --                --         199,094
  ................................
  Net realized gain (loss) on
    security transactions                   (2)               --         (13,414)
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   27,119                --       3,153,786
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                          27,396           203,946       3,339,466
  ................................
 UNIT TRANSACTIONS:
  Purchases                              1,000        18,282,533             312
  ................................
  Net transfers                        227,413       (18,970,303)      2,416,753
  ................................
  Surrenders                              (581)          (84,770)       (425,737)
  ................................
  Net loan activity                        (13)         (167,934)        (19,980)
  ................................
  Cost of insurance                       (239)          (37,639)        (93,946)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       227,580          (978,113)      1,877,402
  ................................
  Total increase (decrease) in net
    assets                             254,976          (774,167)      5,216,868
  ................................
 NET ASSETS:
  Beginning of period                       --         4,369,507      12,542,647
 ----------------------------------------------------------------------------------------------
  END OF PERIOD                       $254,976      $  3,595,340    $ 17,759,515
 ----------------------------------------------------------------------------------------------

*From inception, April 30, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 For the Year Ended                 New           OTC &         Research      U.S.
 December 31, 1998                  Value         Emerging      Sub-Account** Government
                                    Sub-Account   Growth                      and High
                                                  Sub-Account*                Quality Bond
                                                                              Sub-Account
 -----------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)       $ 15,023       $    11        $   10      $   69,049
  ........................................................................................
  Capital gains income                 14,769            --             1           1,797
  ........................................................................................
  Net realized gain (loss) on
    security transactions             (10,038)       (2,332)            5           2,076
  ........................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  16,198         3,855           992          46,607
  ........................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         35,952         1,534         1,008         119,529
  ........................................................................................
 UNIT TRANSACTIONS:
  Purchases                                 6         1,000         1,000              --
  ........................................................................................
  Net transfers                         7,892        43,737         4,389         753,569
  ........................................................................................
  Surrenders                          (24,964)         (116)          (40)        (43,665)
  ........................................................................................
  Net loan activity                   (40,176)         (301)          (13)           (368)
  ........................................................................................
  Cost of insurance                    (5,238)          (45)          (15)        (10,772)
  ........................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      (62,480)       44,275         5,321         698,764
  ........................................................................................
  Total increase (decrease) in net
    assets                            (26,528)       45,809         6,329         818,293
  ........................................................................................
 NET ASSETS:
  Beginning of period                 881,714            --            --         962,858
 -----------------------------------------------------------------------------------------
  END OF PERIOD                      $855,186       $45,809        $6,329      $1,781,151
 -----------------------------------------------------------------------------------------

 For the Year Ended                 Utilities      Vista         Voyager
 December 31, 1998                  Growth         Sub-Account   Sub-Account
                                    and Income
                                    Sub-Account

 -----------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)       $    81,719     $     --    $     36,862
  ................................
  Capital gains income                   140,845           --         899,428
  ................................
  Net realized gain (loss) on
    security transactions                 (5,378)      (5,989)         (5,067)
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                    193,433      104,296       2,742,962
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                           410,619       98,307       3,674,185
  ................................
 UNIT TRANSACTIONS:
  Purchases                                   --           --             372
  ................................
  Net transfers                          704,200      169,516       3,138,920
  ................................
  Surrenders                             (96,008)      (9,634)       (527,418)
  ................................
  Net loan activity                      (13,012)      (2,798)        (17,815)
  ................................
  Cost of insurance                      (20,396)      (4,013)       (107,679)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                         574,784      153,071       2,486,380
  ................................
  Total increase (decrease) in net
    assets                               985,403      251,378       6,160,565
  ................................
 NET ASSETS:
  Beginning of period                  2,298,927      449,926      13,566,878
 -----------------------------------------------------------------------------------------
  END OF PERIOD                      $ 3,284,330     $701,304    $ 19,727,443
 -----------------------------------------------------------------------------------------

 *From inception, April 30, 1998, to December 31, 1998.
**From inception, October 1, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

 For the Year Ended                 Asia          Diversified   Global        Global
 December 31, 1997                  Pacific       Income        Asset         Growth
                                    Growth        Sub-Account   Allocation    Sub-Account
                                    Sub-Account                 Sub-Account
 ----------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)        $  6,828    $   132,930   $    69,277   $   104,380
  .......................................................................................
  Capital gains income                      --         20,956       118,411       112,272
  .......................................................................................
  Net realized gain (loss) on
    security transactions                  132         11,405         1,345          (747)
  .......................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (65,164)        14,728       222,497       425,520
  .......................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         (58,204)       180,019       411,530       641,425
  .......................................................................................
 UNIT TRANSACTIONS:
  Purchases                                 --             --            --            --
  .......................................................................................
  Net transfers                         79,345        672,116     1,228,080     2,514,584
  .......................................................................................
  Surrenders                            (6,561)       (19,125)      (73,245)     (102,670)
  .......................................................................................
  Net loan activity                         10             13        (8,703)      (72,872)
  .......................................................................................
  Cost of insurance                     (2,368)       (18,488)      (16,817)      (37,044)
  .......................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                        70,426        634,516     1,129,315     2,301,998
  .......................................................................................
  Total increase (decrease) in net
    assets                              12,222        814,535     1,540,845     2,943,423
  .......................................................................................
 NET ASSETS:
  Beginning of period                  348,344      1,684,172     1,592,144     3,447,307
 ----------------------------------------------------------------------------------------
  END OF PERIOD                       $360,566    $ 2,498,707   $ 3,132,989   $ 6,390,730
 ----------------------------------------------------------------------------------------

 For the Year Ended                 Growth         High Yield    International International
 December 31, 1997                  and Income     Sub-Account   Growth        Growth
                                    Sub-Account                  Sub-Account*  and Income
                                                                               Sub-Account*
 ----------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $    324,482   $   165,816     $  4,598      $ 10,865
  ................................
  Capital gains income                   789,799        19,228           --            --
  ................................
  Net realized gain (loss) on
    security transactions                 (3,845)        1,555           (3)          145
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  2,878,520       177,334       13,775        13,367
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                         3,988,956       363,933       18,370        24,377
  ................................
 UNIT TRANSACTIONS:
  Purchases                                   --            --        1,000         1,000
  ................................
  Net transfers                        8,374,826     1,399,456      298,426       346,481
  ................................
  Surrenders                            (532,447)      (72,741)      (2,846)       (3,498)
  ................................
  Net loan activity                     (152,771)        3,935       (5,512)       (5,432)
  ................................
  Cost of insurance                     (129,399)      (18,397)      (1,236)       (1,055)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       7,560,209     1,312,253      289,832       337,496
  ................................
  Total increase (decrease) in net
    assets                            11,549,165     1,676,186      308,202       361,873
  ................................
 NET ASSETS:
  Beginning of period                 12,952,264     1,691,798           --            --
 ----------------------------------------------------------------------------------------
  END OF PERIOD                     $ 24,501,429   $ 3,367,984     $308,202      $361,873
 ----------------------------------------------------------------------------------------

*From inception, January 2, 1997 to December 31, 1997.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 For the Year Ended                 International   Money          New            New
 December 31, 1997                  New             Market         Opportunities  Value
                                    Opportunities   Sub-Account    Sub-Account    Sub-Account*
                                    Sub-Account*
 ---------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)         $  1,554     $    263,015   $         --     $     --
  ............................................................................................
  Capital gains income                       --               --             --           --
  ............................................................................................
  Net realized gain (loss) on
    security transactions                  (129)              --         24,784       (7,183)
  ............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   (31,210)              --      2,122,853       83,564
  ............................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                          (29,785)         263,015      2,147,637       76,381
  ............................................................................................
 UNIT TRANSACTIONS:
  Purchases                               1,000       24,471,594             --        1,000
  ............................................................................................
  Net transfers                         594,284      (25,898,707)     3,948,752      822,347
  ............................................................................................
  Surrenders                             (6,019)        (138,936)      (264,042)      (9,033)
  ............................................................................................
  Net loan activity                      (4,621)      (1,205,487)       (71,438)      (5,472)
  ............................................................................................
  Cost of insurance                      (2,249)         (47,389)       (64,510)      (3,509)
  ............................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                        582,395       (2,818,925)     3,548,762      805,333
  ............................................................................................
  Total increase (decrease) in net
    assets                              552,610       (2,555,910)     5,696,399      881,714
  ............................................................................................
 NET ASSETS:
  Beginning of period                        --        6,925,417      6,846,248           --
 ---------------------------------------------------------------------------------------------
  END OF PERIOD                        $552,610     $  4,369,507   $ 12,542,647     $881,714
 ---------------------------------------------------------------------------------------------

 For the Year Ended                 U.S. Government   Utilities     Vista          Voyager
 December 31, 1997                  and High          Growth        Sub-Account*   Sub-Account
                                    Quality Bond      and Income
                                    Sub-Account       Sub-Account
 ---------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)         $   41,593     $    50,859     $     33     $     18,916
  ................................
  Capital gains income                         --          69,354           --          407,658
  ................................
  Net realized gain (loss) on
    security transactions                   1,535           2,809       (8,009)           4,822
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                      23,755         341,948       42,243        2,153,271
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                             66,883         464,970       34,267        2,584,667
  ................................
 UNIT TRANSACTIONS:
  Purchases                                    --              --        1,000               --
  ................................
  Net transfers                           290,877         842,138      425,017        4,061,985
  ................................
  Surrenders                              (30,658)        (45,296)      (3,307)        (284,657)
  ................................
  Net loan activity                        43,121         (11,744)      (5,648)         (36,310)
  ................................
  Cost of insurance                        (5,318)        (12,723)      (1,403)         (71,377)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                          298,022         772,375      415,659        3,669,641
  ................................
  Total increase (decrease) in net
    assets                                364,905       1,237,345      449,926        6,254,308
  ................................
 NET ASSETS:
  Beginning of period                     597,953       1,061,582           --        7,312,570
 ---------------------------------------------------------------------------------------------
  END OF PERIOD                        $  962,858     $ 2,298,927     $449,926     $ 13,566,878
 ---------------------------------------------------------------------------------------------

*From inception, January 2, 1997 to December 31, 1997.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Notes to Financial Statements
December 31, 1998

1.  ORGANIZATION:

Putnam Capital Manager Trust Separate Account Five (the Account) is a separate investment account within Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

C) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) COST OF INSURANCE -- In accordance with terms of the contracts, the Company makes deductions for costs of insurance to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

B) MORTALITY AND EXPENSE UNDERTAKINGS -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 0.90% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.40% of the Account's average daily net assets. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.

C) DEDUCTION OF ANNUAL MAINTENANCE FEE -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.

D) TAX EXPENSE CHARGE -- The Company will deduct monthly from the account value a tax expense charge equal to an annual rate of 0.40% for the first ten years. During the first nine policy years, a premium tax charge will be imposed on full or partial surrenders at a maximum rate of 2.25%.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1998 and 1997, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 1 of notes to statutory financial statements. When statutory financial statements are presented for purposes other than for filing with a regulatory agency, generally accepted auditing standards require that an auditors' report on them state whether they are presented in conformity with generally accepted accounting principles. The accounting practices used by the Company vary from generally accepted accounting principles as explained and quantified in Note 1.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of the Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998.

However, in our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with statutory accounting practices as described in Note 1.

Hartford, Connecticut
January 26, 1999                 ARTHUR ANDERSEN LLP

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                         AS OF DECEMBER 31,
                                                     --------------------------

                                                         1998          1997
                                                     --------------------------
 ASSETS
   Bonds                                              $ 1,453,792   $ 1,501,311
   Common stocks                                           40,650        64,408
   Mortgage loans                                          59,548        85,103
   Policy loans                                            47,212        36,533
   Cash and short-term investments                        469,955       309,432
                                                     --------------------------
   Other invested assets                                    2,188        20,942
                                                     --------------------------
   Total cash and invested assets                       2,073,345     2,017,729
   Investment income due and accrued                       20,126        15,878
   Premium balances receivable                                333           389
   Receivables from affiliates                                 --         1,269
   Other assets                                            45,358        22,788
   Separate account assets                             32,876,278    23,208,728
                                                     --------------------------
                                       TOTAL ASSETS   $35,015,440   $25,266,781
                                                     --------------------------
 LIABILITIES
   Aggregate reserves for future benefits             $   579,140   $   605,183
   Policy and contract claims                               5,667         5,672
   Liability for premium and other deposit funds        2,011,672     1,795,149
   Asset valuation reserve                                 21,782        13,670
   Payable to affiliates                                   19,271        20,972
   Other liabilities                                     (974,882)     (754,393)
   Separate account liabilities                        32,876,278    23,208,728
                                                     --------------------------
                                  TOTAL LIABILITIES    34,538,928    24,894,981
                                                     --------------------------
 CAPITAL AND SURPLUS
   Common stock                                             2,500         2,500
   Gross paid-in and contributed surplus                  226,043       226,043
   Unassigned funds                                       247,969       143,257
                                                     --------------------------
                          TOTAL CAPITAL AND SURPLUS       476,512       371,800
                                                     --------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $35,015,440   $25,266,781
                                                     --------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                           ----------------------------------

                                                         1998          1997          1996
                                                           ----------------------------------
 REVENUES
   Premiums and annuity considerations                $   469,343   $   296,645   $   250,244
   Annuity and other fund deposits                      2,051,251     1,981,246     1,897,347
   Net investment income                                  129,982       102,285        98,441
   Commissions and expense allowances on
    reinsurance ceded                                     444,241       396,921       370,637
   Reserve adjustment on reinsurance ceded              3,185,590     3,672,076     3,864,395
   Other revenues                                         458,190       288,632       161,906
                                                           ----------------------------------
                                     TOTAL REVENUES     6,738,597     6,737,805     6,642,970
                                                           ----------------------------------
 BENEFITS AND EXPENSES
   Death and annuity benefits                              43,390        66,176        60,194
   Disability and other benefit payments                    6,114         7,316         6,555
   Surrenders                                             739,663       454,417       270,165
   Commissions and other expenses                         666,515       564,077       491,637
   Increase (Decrease) in aggregate reserves for
    future benefits                                       (26,043)       33,213        27,351
   Increase in liability for premium and other
    deposit funds                                         216,523       640,006       207,156
   Net transfers to separate accounts                   4,956,007     4,914,980     5,492,964
                                                           ----------------------------------
                        TOTAL BENEFITS AND EXPENSES     6,602,169     6,680,185     6,556,022
                                                           ----------------------------------
 NET GAIN FROM OPERATIONS
   Before federal income tax (benefit) expense            136,428        57,620        86,948
   Federal income tax (benefit) expense                    35,887       (14,878)       19,360
                                                           ----------------------------------
 NET GAIN FROM OPERATIONS                                 100,541        72,498        67,588
   Net realized capital gains, after tax                    2,085         1,544           407
                                                           ----------------------------------
                                         NET INCOME   $   102,626   $    74,042   $    67,995
                                                           ----------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                                -----------------------------

                                                         1998          1997          1996
                                                                -----------------------------
 COMMON STOCK
   Beginning and end of year                          $     2,500   $     2,500   $     2,500
                                                                -----------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS
   Beginning and end of year                          $   226,043   $   226,043   $   226,043
                                                                -----------------------------
 UNASSIGNED FUNDS
   Balance, beginning of year                         $   143,257   $    74,570   $     9,791
   Net income                                             102,626        74,042        67,995
   Change in net unrealized capital gains (losses)
    on common stocks
    and other invested assets                               1,688         2,186        (5,171)
   Change in asset valuation reserve                       (8,112)       (6,228)          568
   Change in non-admitted assets                           (1,277)       (1,313)        1,387
   Credit on reinsurance ceded                              9,787            --            --
                                                                -----------------------------
   Balance, end of year                               $   247,969   $   143,257   $    74,570
                                                                -----------------------------
 CAPITAL AND SURPLUS
   End of year                                        $   476,512   $   371,800   $   303,113
                                                                -----------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                           ----------------------------------

                                                         1998          1997          1996
                                                           ----------------------------------
 OPERATIONS
   Premiums and annuity considerations                $ 2,520,655   $ 2,277,874   $ 2,147,627
   Investment income                                      127,425       101,991       106,178
   Other income                                         4,092,964     4,381,718     4,396,892
                                                           ----------------------------------
     Total income                                       6,741,044     6,761,583     6,650,697
                                                           ----------------------------------
   Benefits paid                                          790,051       529,733       338,998
   Federal income taxes (received) paid on
    operations                                             25,780       (14,499)       28,857
   Other expenses                                       5,859,063     5,754,725     6,254,139
                                                           ----------------------------------
     Total benefits and expenses                        6,674,894     6,269,959     6,621,994
                                                           ----------------------------------
                           NET CASH FROM OPERATIONS        66,150       491,624        28,703
                                                           ----------------------------------
 PROCEEDS FROM INVESTMENTS
   Bonds                                                  633,926       614,413       871,019
   Common stocks                                           34,010        11,481        72,100
   Mortgage loans                                          85,275            --            --
   Other                                                      127           152            10
                                                           ----------------------------------
                            NET INVESTMENT PROCEEDS       753,338       626,046       943,129
                                                           ----------------------------------
   Taxes paid on capital gains                                 --            --           936
   Other cash provided                                      1,269            --        41,998
                                                           ----------------------------------
                                     TOTAL PROCEEDS       820,757     1,117,670     1,012,894
                                                           ----------------------------------
 COST OF INVESTMENTS ACQUIRED
   Bonds                                                  586,913       848,267       914,523
   Common stocks                                            7,012        28,302        82,495
   Mortgage loans                                          59,702        85,103            --
   Other                                                    1,168        18,548           130
                                                           ----------------------------------
                         TOTAL INVESTMENTS ACQUIRED       654,795       980,220       997,148
                                                           ----------------------------------
 Other cash applied
   Other                                                    5,439         4,848        12,220
                                                           ----------------------------------
     Total other cash applied                               5,439         4,848        12,220
                                                           ----------------------------------
                                 TOTAL APPLICATIONS       660,234       985,068     1,009,368
                                                           ----------------------------------
 Net change in cash and short-term investments            160,523       132,602         3,526
 Cash and short-term investments, beginning of year       309,432       176,830       173,304
                                                           ----------------------------------
       CASH AND SHORT-TERM INVESTMENTS, END OF YEAR   $   469,955   $   309,432   $   176,830
                                                           ----------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 1998
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

ORGANIZATION

Hartford Life and Annuity Insurance Company ("ILA" or "the Company"), formerly known as ITT Hartford Life and Annuity Insurance Company, is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"), which is majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"), formerly a wholly owned subsidiary of ITT Corporation ("ITT"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing 18.6% of the equity ownership of HLI. On December 19, 1995, ITT Corporation distributed all the outstanding shares of The Hartford to ITT shareholders of record in an action known herein as the "Distribution". As a result of the Distribution, The Hartford became an independent, publicly traded company. During 1996, ILA re-domesticated from the State of Wisconsin to the State of Connecticut.

ILA offers a complete line of ordinary and universal life insurance, individual annuities and certain supplemental accident and health benefit coverages.

BASIS OF PRESENTATION

The accompanying ILA statutory basis financial statements were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC"), the State of Connecticut Department of Insurance and the State of Wisconsin for the 1996 period, as applicable. Certain prior year amounts and balances have been reclassified to conform with current year presentation.

Current prescribed statutory accounting practices include accounting publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by State Insurance Departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

Final approval of the NAIC's proposed "Comprehensive Guide" on statutory accounting principles was distributed in 1998. The requirements are effective January 1, 2001, and are not expected to have a material impact on statutory surplus of the Company.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, premium taxes, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life of the policy for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally, are only recorded for policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders and the retrospective deposit method is used in accounting for universal life and other types of contracts where the payment pattern is irregular or surrender charges are a significant source of profit. The prospective deposit method is used for GAAP purposes where investment margins are the primary source of profit;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used for GAAP financial reporting;

(4) providing for income taxes based on current taxable income (tax return) only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes;

(5) excluding certain GAAP assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, past due agents' balances and furniture and equipment) from the balance sheet for statutory purposes by directly charging surplus;

(6) establishing accruals for post-retirement and post-employment health care benefits currently, or using a twenty year phase-in approach, whereas GAAP liabilities are recorded upon adoption of the applicable standard;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve); as well as the deferral and amortization of realized gains and losses, motivated by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve); whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded, where risk transfer has taken place, whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets; as well as, the accounting for retroactive reinsurance which is immediately charged to surplus for statutory accounting purposes whereas GAAP precludes immediate gain recognition unless the ceding enterprise's liability to its policyholders is extinguished; as well as reinsurance ceded that fails to meet GAAP risk transfer guidelines would result in deposit accounting for GAAP where as for statutory, reserves ceded and assumed would be reflected in the statutory basis statements of operations;

(9) the reporting of fixed maturities at amortized cost, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a component of Stockholder's Equity designated as "Net unrealized capital gains (losses) on securities net of tax". For statutory reporting purposes, Change in Net Unrealized Capital Gains (Losses) on Common Stocks and Other Invested Assets includes the change in unrealized gains (losses) on common stock reported at fair value; and

(10) separate account liabilities are valued on the Commissioner's Annuity Reserve Valuation Method ("CARVM"), with the surplus generated recorded as a liability to the general account (and a contra liability on the balance sheet of the general account), whereas GAAP liabilities are valued at account value.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                         1998          1997          1996
                                     ----------------------------------------
GAAP Net Income                      $     74,525  $     58,050  $     41,202
Amortization and deferral of policy
 acquisition costs, net                  (331,882)     (345,657)     (341,571)
Change in unearned revenue reserve         22,131         4,641        55,504
Deferred taxes                              2,476        47,092         2,090
Separate accounts                         259,287       282,818       306,978
Asset impairments and write-downs          17,250            --            --
Benefit reserve adjustment                 32,759        24,666        (1,013)
Deposit accounting for Lyndon
 reinsurance (Note 3)                      24,627            --            --
Other, net                                  1,453         2,432         4,805
                                     ----------------------------------------
               STATUTORY NET INCOME  $    102,626  $     74,042  $     67,995
                                     ----------------------------------------
GAAP Capital and Surplus             $    648,097  $    570,469  $    503,887
Deferred policy acquisition costs      (1,615,653)   (1,283,771)     (938,114)
Unearned revenue reserve                  156,920       134,789       130,148
Deferred taxes                             68,936        64,522        12,823
Separate accounts                       1,183,642       924,355       640,101
Asset impairments and write-downs          17,250            --            --
Unrealized gains on bonds                 (26,119)      (21,451)       (7,978)
Benefit reserve adjustment                 65,029        16,378         7,035
Asset valuation reserve                   (21,782)      (13,670)       (7,442)
Adjustment relating to Lyndon
 contribution (Note 3)                         --       (23,671)      (36,126)
Other, net                                    192         3,850        (1,221)
                                     ----------------------------------------
      STATUTORY CAPITAL AND SURPLUS  $    476,512  $    371,800  $    303,113
                                     ----------------------------------------

As more fully described in Note 3, Lyndon Insurance Company (Lyndon) was contributed to the Company on June 30, 1995. The GAAP net assets contributed exceeded the statutory basis net assets by $41,277 as of December 31, 1995, relating primarily to statutory reserves for future benefits, GAAP deposit accounting receivables and deferred tax liabilities. In 1998, the majority of the former Lyndon's assumed business was recaptured by the unaffiliated direct writer.

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using CARVM. Accident and health reserves are established using a two year preliminary term method and morbidity tables based on Company experience.

ILA has established separate accounts to segregate the assets and liabilities of certain annuity contracts that must be segregated from the Company's general assets under the terms of the contracts. The assets consist primarily of marketable securities reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a permanent reduction in the value of publicly traded securities occurs, the decrease is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Other invested assets are generally recorded at fair value.

The Company uses a variety of derivative financial instruments as part of an overall risk management strategy. These instruments, including interest rate and foreign currency swaps, caps, and floors are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative financial instruments for trading purposes. Derivatives must be designated at inception as a hedge measured for effectiveness both at inception and on an ongoing basis. The Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated.

Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to net investment income. Should the swap be terminated the gains or losses are adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase ("anticipatory transaction") are recognized consistent with the underlying asset components such that the settlement component is recognized in the statutory basis statements of operations while the change in market value is recognized as an unrealized gain or loss. Foreign currency swaps are similar to interest rate swaps except there is an initial exchange of principal in two currencies and an agreement to re-exchange the currencies at a future date, at an agreed upon exchange rate.

Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

Derivatives used to create a synthetic asset must meet synthetic accounting criteria, including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument they are intended to replicate. Derivatives which fail to meet risk management criteria subsequent to acquisition, are accounted for at fair market value with the impact reflected in the statutory basis statements of operations.

Open forward commitment contracts are marked to market through surplus. Such contracts are accounted for at settlement by recording the purchase of specified securities at the previously committed price. Gains or losses resulting from termination of the forward commitment contracts before the delivery of the securities are recognized immediately in the statutory basis statements of operations as a component of Net Realized Capital Gains, after tax.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The reserve increased $8,112 and $6,228 in 1998 and 1997, respectively and decreased $(568) in 1996. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the mortgage loan or bond sold. The IMR balance as of December 31, 1998 and December 31, 1997 was $452
and $(193), respectively and is reflected in Other Liabilities and as a component of non-admitted assets in Unassigned Funds for each of the years then ended. For the years ended December 31, 1998, 1997 and 1996, amortization of IMR is included in Other Revenues and was $(207), $(85) and $(392), respectively. Realized capital gains and losses, net of taxes not included in IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

OTHER LIABILITIES

The amount reflected in other liabilities includes a receivable from the separate accounts of $1,187 million and $923 million as of December 31, 1998 and 1997, respectively. The balances are classified in accordance with NAIC prescribed practices.

MORTGAGE LOANS

Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools.

2. INVESTMENTS:
  (A) COMPONENTS OF NET INVESTMENT INCOME

                                                                             1998       1997       1996
                                                                           -------------------------------
Interest income from bonds and short-term investments                      $ 123,370  $ 100,475  $  89,940
Interest income from policy loans                                              3,133      1,958      1,846
Interest and dividends from other investments                                  4,482      1,005      7,864
                                                                           -------------------------------
Gross investment income                                                      130,985    103,438     99,650
Less: investment expenses                                                      1,003      1,153      1,209
                                                                           -------------------------------
                                                    NET INVESTMENT INCOME  $ 129,982  $ 102,285  $  98,441
                                                                           -------------------------------

  (B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                              1998       1997       1996
                                                                            -------------------------------
Gross unrealized capital gains                                              $   2,204  $     537  $     713
Gross unrealized capital losses                                                (1,871)    (1,820)    (4,160)
                                                                            -------------------------------
Net unrealized capital (losses)/gains                                             333     (1,283)    (3,447)
Balance, beginning of year                                                     (1,283)    (3,447)     1,724
                                                                            -------------------------------
          CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS  $   1,616  $   2,164  $  (5,171)
                                                                            -------------------------------

  (C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                           1998       1997       1996
                                                                         -------------------------------
Gross unrealized capital gains                                           $  10,905  $  23,357  $  11,821
Gross unrealized capital losses                                               (833)    (1,906)    (3,842)
                                                                         -------------------------------
Net unrealized capital gains                                                10,072     21,451      7,979
Balance, beginning of year                                                  21,451      7,979     20,877
                                                                         -------------------------------
         CHANGE IN NET UNREALIZED CAPITAL GAINS ON BONDS AND SHORT-TERM
                                                            INVESTMENTS  $ (11,379) $  13,472  $ (12,898)
                                                                         -------------------------------

  (D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                                1998       1997       1996
                                                                              -------------------------------
Bonds and short-term investments                                              $   1,314  $    (120) $   2,756
Common stocks                                                                     1,624         --         --
Real estate and other                                                                (1)       114         --
                                                                              -------------------------------
Realized capital (losses) gains                                                   2,937         (6)     2,756
Capital gains (benefit) tax                                                          --       (831)       936
                                                                              -------------------------------
Net realized capital gains                                                        2,937        825      1,820
Amounts transferred to IMR                                                          852       (719)     1,413
                                                                              -------------------------------
                                                  NET REALIZED CAPITAL GAINS  $   2,085  $   1,544  $     407
                                                                              -------------------------------

  (E) OFF-BALANCE SHEET INVESTMENTS

The Company had no significant financial instruments with off-balance sheet risk as of December 31, 1998.

  (F) CONCENTRATION OF CREDIT RISK

The Company has invested in securities of a single issuer, Bankers Trust Corporation, in an amount greater than 10% of the Company's statutory capital and surplus. The statement value of this investment was $105,221 as of December 31, 1998. The NAIC ratings on these holdings were 1z and 2. Excluding this and U.S. government and government agency investments, the Company had no other significant concentrations of credit risk as of December 31, 1998.

  (G) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                         1998
                                                                   ------------------------------------------------

                                                                                 Gross        Gross
                                                                   Amortized   Unrealized   Unrealized   Estimated
                                                                      Cost       Gains        Losses     Fair Value
                                                                   ------------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,982   $    35       $  (2)     $    5,015
  -- Guaranteed and sponsored -- asset-backed                          75,615        --          --          75,615
States, municipalities and political subdivisions                      10,402       415          --          10,817
International governments                                               7,466       568          --           8,034
Public utilities                                                       94,475     1,330         (39)         95,766
All other corporate                                                   607,679     8,473        (792)        615,360
All other corporate -- asset-backed                                   505,900        --          --         505,900
Short-term investments                                                343,783        --          --         343,783
Certificates of deposit                                               130,216        84          --         130,300
Parents, subsidiaries and affiliates                                  117,057        --          --         117,057
                                                                   ------------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,897,575   $10,905       $(833)     $1,907,647
                                                                   ------------------------------------------------

                                                                                 Gross        Gross
                                                                               Unrealized   Unrealized   Estimated
                                                                     Cost        Gains        Losses     Fair Value
                                                                   ------------------------------------------------
    Common stock -- unaffiliated                                    $ 4,933      $  290      $   (50)     $ 5,173
    Common stock -- affiliated                                       35,384       1,914       (1,821)      35,477
                                                                   ------------------------------------------------
                                              TOTAL COMMON STOCKS   $40,317      $2,204      $(1,871)     $40,650
                                                                   ------------------------------------------------

                                                                                         1997
                                                                   ------------------------------------------------

                                                                                 Gross        Gross
                                                                   Amortized   Unrealized   Unrealized   Estimated
                                                                      Cost       Gains        Losses     Fair Value
                                                                   ------------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $   11,114   $    55      $   (51)    $   11,118
  -- Guaranteed and sponsored -- asset-backed                          55,506     1,056         (269)        56,293
States, municipalities and political subdivisions                      26,404       329           --         26,733
International governments                                               7,609       500           --          8,109
Public utilities                                                       73,024       754         (132)        73,646
All other corporate                                                   517,715    14,110         (704)       531,121
All other corporate -- asset-backed                                   630,069     5,005         (739)       634,335
Short-term investments                                                277,330        33           (8)       277,355
Certificates of deposit                                                93,770     1,515           (3)        95,282
Parents, subsidiaries and affiliates                                   86,100        --           --         86,100
                                                                   ------------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,778,641   $23,357      $(1,906)    $1,800,092
                                                                   ------------------------------------------------

                                                                                 Gross        Gross
                                                                               Unrealized   Unrealized   Estimated
                                                                     Cost        Gains        Losses     Fair Value
                                                                   ------------------------------------------------
    Common stock -- unaffiliated                                    $30,307       $537       $    --      $30,844
    Common stock -- affiliated                                       35,384         --        (1,820)      33,564
                                                                   ------------------------------------------------
                                              TOTAL COMMON STOCKS   $65,691       $537       $(1,820)     $64,408
                                                                   ------------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1998 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collaterialized mortgage obligations, are distributed to maturity year based on ILA's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                      Amortized     Estimated
             Maturity                    Cost       Fair Value
                                     --------------------------
One year or less                     $    788,845  $    792,826
Over one year through five years          689,025       692,811
Over five years through ten years         308,661       310,357
Over ten years                            111,044       111,653
                                     --------------------------
                              TOTAL  $  1,897,575  $  1,907,647
                                     --------------------------

Proceeds from sales and maturities of investments in bonds and short-term investments during 1998, 1997 and 1996 were $1,354,563, $1,435,820 and
$1,139,073, respectively, resulting in gross realized gains of $1,705, $964 and $3,675, respectively, and gross realized losses of $391, $1,084 and $919, respectively, before transfers to IMR.

  (H) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS (IN MILLIONS):

                                                1998                        1997
                                     ------------------------------------------------------

                                       Carrying     Estimated      Carrying     Estimated
                                        Amount      Fair Value      Amount      Fair Value
                                     ------------------------------------------------------
ASSETS
  Bonds and short-term investments   $     1,898   $     1,908   $     1,779   $     1,800
  Common stocks                               41            41            64            64
  Policy loans                                47            47            37            37
  Mortgage loans                              60            60            85            85
  Other invested assets                        2             2            21            21
LIABILITIES
  Liabilities on investment
   contracts                         $     2,053   $     2,129   $     1,911   $     1,835

The estimated fair value of bonds and short-term investments was determined by the Company primarily using NAIC market values. The carrying amounts for policy loans approximates fair value. The fair value of mortgage loans was determined by discounting future expected cash flows using interest rates currently being offered for similar loans. The fair value of liabilities on investment contracts is determined by forecasting future cash flows and discounting the forecasted cash flows at current market interest rates.

3. AGGREGATE RESERVES FOR FUTURE BENEFITS:

The Company's existing reserves consist of life, health, annuity and supplementary contracts. The Company cedes and assumes insurance to and from non-affiliated insurers in order to limit its maximum loss. Such transfers do not relieve the Company or the unaffiliated reinsured of their primary liabilities. The Company cedes to RGA Reinsurance Company and its affiliate Employers Reassurance Corporation, on a modified coinsurance basis, 80% of the variable annuity business written since 1994 and 100% of the variable life and variable universal life excess sales load refund obligation effective 1998. There were no material reinsurance recoverables from reinsurers outstanding as of, and for the years ended, December 31, 1998 and 1997.

A summary of reinsurance information as of and for the years ended December 31, follows:

1998                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Premium and Annuity Considerations   $    483,328  $    24,954   $    (38,939) $    469,343
Death, Annuity, Disability and
 Other Benefits                      $     64,331  $     1,574   $    (16,401) $     49,504
Surrenders                           $    739,663  $        --   $         --  $    739,663
Aggregate Reserves for Future
 Benefits                            $    713,425  $        --   $   (134,285) $    579,140
Policy and Contract Claims           $      5,895  $        85   $       (313) $      5,667


1997                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Premium and Annuity Considerations   $    266,427  $    51,630   $    (21,412) $    296,645
Death, Annuity, Disability and
 Other Benefits                      $     79,779  $       839   $     (7,126) $     73,492
Surrenders                           $    454,417  $        --   $         --  $    454,417
Aggregate Reserves for Future
 Benefits                            $    651,820  $        --   $    (46,637) $    605,183
Policy and Contract Claims           $      5,861  $       157   $       (346) $      5,672

1996                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Premium and Annuity Considerations   $    226,612  $    33,817   $    (10,185) $    250,244
Death, Annuity, Disability and
 Other Benefits                      $     34,950  $    35,138   $     (3,339) $     66,749
Surrenders                           $    270,165  $        --   $         --  $    270,165

In connection with the distribution described in Note 1, on June 30, 1995, the assets of Lyndon were contributed to the Company. The statutory basis assets in excess of statutory basis liabilities was approximately $112 million and was reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. In 1998, the majority of former Lyndon's assumed business was recaptured by the unaffiliated direct writer. A ceding commission of $25,622 and change in reserve of $26,404 for the year ended December 31, 1998, is reflected in Other Revenue and Increase/(Decrease) in Aggregate Reserves for Future Benefits in the statutory basis statements of operations, respectively.

Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1998 (including general and separate account liabilities) are as follows:

                                                                                                % of
Subject to discretionary withdrawal:                                               Amount       Total
                                                                                 ----------------------
With market value adjustment                                                     $     4,563       0.0%
At book value less current surrender charge of 5% or more                          1,378,056       4.1%
At market value                                                                   31,087,511      93.8%
                                                                                 ----------------------
Total with adjustment or at market value                                          32,470,130      97.9%
At book value without adjustment (minimal or no charge or adjustment)                665,159       2.0%
Not subject to discretionary withdrawal                                               19,739       0.1%
                                                                                 ----------------------
Reinsurance ceded                                                                 33,155,028
                                                                     TOTAL, NET  $33,155,028
                                                                                 ----------------------

4. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates within The Hartford relate principally to tax settlements, reinsurance, rental and service fees, capital contributions and payments of dividends. The Company has also invested in bonds of its affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, ITT Hartford Life, LTD.

5. FEDERAL INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated Federal income tax return. The life insurance companies will file a separate consolidated Federal income tax return. Federal income taxes (received) paid by the Company for operations and capital gains were $25,780, $(14,499) and $29,793 in 1998, 1997 and 1996, respectively. The effective tax rate was 26%, (26)% and 22% in 1998, 1997 and 1996, respectively.

The Company is currently under audit by the Internal Revenue Service (IRS) for the three year tax period ending 1995. The audit is not yet complete. As of December 31, 1998, the Company does not currently expect any material adjustments to arise from this audit.

The following schedule provides a reconciliation of the tax provision at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions):

                                                                                       1998         1997         1996
                                                                                                    --------------------
Tax provision at U.S. Federal statutory rate                                         $      48    $      20    $      30
Tax deferred acquisition costs                                                              25           25           27
Statutory to tax reserve differences                                                         8            1           --
Unrealized gain on separate accounts                                                       (41)         (44)         (21)
Investments and other                                                                       (4)         (17)         (17)
                                                                                                    --------------------
                                              FEDERAL INCOME TAX (BENEFIT) EXPENSE   $      36    $     (15)   $      19
                                                                                                    --------------------

6. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid, without prior approval, by State of Connecticut insurance companies to shareholders is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1998, 1997 and 1996. The amount available for dividend in 1999 is $100,541.

7. PENSION PLANS AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

HLI's employees are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. HLI's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of affiliated group pension contracts. The cost to HLI was approximately $9,000 in 1998 and $7,000 in both 1997 and 1996.

HLI also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of HLI's employees may become eligible for these benefits upon retirement. HLI's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average company contributions. HLI has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1998, 1997 and 1996.

The assumed rate in the per capita cost of health care (the health care trend rate) was 7.8% for 1998, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

8. SEPARATE ACCOUNTS:

The Company maintains separate account assets and liabilities totaling $32.9 billion and $23.2 billion as of December 31, 1998 and 1997, respectively. Separate account assets are reported at fair value and separate account liabilities are determined in accordance with CARVM, which approximates the market value less applicable surrender charges. Separate account assets are segregated from other investments, the policyholder assumes the investment risk, and the investment income and gains and losses accrue directly to the policyholder. Separate account management fees, net of minimum guarantees, were $360 million, $252 million and $144 million in 1998, 1997 and 1996, respectively, and are recorded as a component of other revenues on the statutory basis statements of operations.

9. COMMITMENTS AND CONTINGENCIES:

As of December 31, 1998, the Company had no material contingent liabilities, nor had the Company committed any surplus funds for any contingent liabilities or arrangements. The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for potential losses and costs of defense, will have a material adverse effect on the statutory capital and surplus of the Company.

As discussed in Note 5, issues may potentially be raised by the IRS in future audits of open years. Management does not believe that possible audit adjustments will have a material effect on the statutory capital and surplus of the Company.

Under insurance guaranty fund laws in each state, insurers licensed to do business can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The amount of any future assessments on ILA under these laws cannot be reasonably estimated. Most of the laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. Additionally, guaranty fund assessments are used to reduce state premium taxes paid by the Company in certain states. ILA paid guaranty fund assessments of $1,043, $1,544 and $1,262 in 1998, 1997 and 1996, respectively. ILA incurred guaranteed fund expense of $548 in 1998, 1997 and 1996.